UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2009

Item 1. Reports to Stockholders

Fidelity®

Strategic Dividend & Income®

Fund

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Strategic Dividend & Income Fund	37.37%	0.57%	2.47%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Strategic Dividend & Income Fund, a class of the fund, on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Near-frozen credit markets, sagging employment rates and bleak corporate earnings reports hampered the results of the four asset classes that make up Fidelity® Strategic Dividend & Income® Fund's Composite index in the early months of the year ending November 30, 2009. However, encouraged by the government's actions and improving economic indicators, capital markets saw marked improvements in March, and each index turned northward. For the most part, this upward momentum continued throughout the period and by November 30, all four asset classes saw double-digit gains for the full 12-month span. The Russell 3000® Value Index, a broad gauge for value-oriented U.S. stocks, rose 19.23% for the year, including a 20% increase in the final six months. Convertible bonds benefited from the spring equity rally and increased demand from bond investors attracted by their valuations. The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible PreferredsSM soared 49.11% for the 12 months. Reflecting investors' renewed appetite for riskier assets, the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index showed considerable improvement with a 39.03% advance. Meanwhile, more-defensive preferred stocks, as gauged by the The BofA Merrill Lynch DRD Eligible Preferred Securities Index, produced a 14.07% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Strategic Dividend & Income Fund on June 1, 2009: During the year, the fund's Retail Class shares gained 37.37%, easily outpacing the 26.44% return of the Fidelity Strategic Dividend & Income Composite Index. The main factor driving our outperformance versus the Composite index was favorable security selection within the underlying subportfolios. All four sleeves did quite well in absolute terms and also handily beat their respective benchmarks. Solid stock selection in the banks and thrifts sector, combined with a structural bias toward common stocks, high-yield bonds and more-volatile convertible preferreds, helped the preferred stock subportfolio become the top contributor to relative results. The large-cap value equity subportfolio benefited primarily from a sizable overweighting in the economically sensitive technology sector and favorable security selection in financials. The convertible securities sleeve had the biggest absolute return, aided by stock picking within the materials, health care and energy sectors. Meanwhile, the REIT sleeve was able to outperform its benchmark due in large part to favorable investments in cyclically sensitive industries, concentrating on companies with strong or improving balance sheets.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 1,222.60	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.12
Class T	1.44%
Actual		$ 1,000.00	$ 1,221.50	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.28
Class B	1.99%
Actual		$ 1,000.00	$ 1,219.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,015.09	$ 10.05
Class C	1.96%
Actual		$ 1,000.00	$ 1,218.50	$ 10.90
HypotheticalA		$ 1,000.00	$ 1,015.24	$ 9.90
Strategic Dividend and Income	.90%
Actual		$ 1,000.00	$ 1,225.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,225.60	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.66	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.2	2.1
JPMorgan Chase & Co.	1.8	2.2
Pfizer, Inc.	1.4	1.0
Simon Property Group, Inc.	1.3	1.1
Verizon Communications, Inc.	1.3	0.7
Wells Fargo & Co.	1.2	1.9
Royal Dutch Shell PLC Class B ADR	1.0	0.0
Ventas, Inc.	1.0	0.8
Morgan Stanley	1.0	1.1
National Oilwell Varco, Inc.	0.9	0.0
	13.1
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.1	37.8
Energy	9.9	9.9
Information Technology	9.6	9.2
Consumer Discretionary	9.3	8.4
Health Care	8.6	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Common Stocks 65.7%		Common Stocks 63.8%
	Preferred Stocks 18.1%		Preferred Stocks 20.4%
	Convertible Bonds 12.4%		Convertible Bonds 12.0%
	Other Investments 2.8%		Other Investments 2.7%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	7.4%	** Foreign investments	7.0%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 14.2%
	Principal Amount	Value
Convertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.5%
ArvinMeritor, Inc.:
4% 2/15/27	$ 2,630,000	$ 1,650,325
4.625% 3/1/26 (d)	980,000	717,238
BorgWarner, Inc. 3.5% 4/15/12	700,000	833,700
TRW Automotive, Inc. 3.5% 12/1/15 (f)	200,000	203,030
		3,404,293
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	760,000	866,932
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	440,000	902,176
Regis Corp. 5% 7/15/14	40,000	49,375
		951,551
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	350,000	330,313
International Game Technology 3.25% 5/1/14 (f)	160,000	195,300
Morgans Hotel Group Co. 2.375% 10/15/14	200,000	130,750
Wyndham Worldwide Corp. 3.5% 5/1/12	330,000	521,044
		1,177,407
Household Durables - 0.2%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	1,070,825
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	223,630
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	720,000	529,685
Sonic Automotive, Inc. 5% 10/1/29	1,370,000	1,321,565
		1,851,250
TOTAL CONSUMER DISCRETIONARY		9,545,888
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Molson Coors Brewing Co. 2.5% 7/30/13	130,000	142,246
Food & Staples Retailing - 0.3%
Rite Aid Corp. 8.5% 5/15/15	1,670,000	1,561,450
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	110,000	111,994
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Chattem, Inc. 1.625% 5/1/14	$ 200,000	$ 204,125
TOTAL CONSUMER STAPLES		2,019,815
ENERGY - 1.2%
Energy Equipment & Services - 0.3%
Exterran Holdings, Inc. 4.25% 6/15/14	1,210,000	1,392,645
Schlumberger Ltd. 2.125% 6/1/23	360,000	578,700
SESI LLC 1.5% 12/15/26 (d)(f)	360,000	323,100
		2,294,445
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	520,000	509,184
Chesapeake Energy Corp. 2.5% 5/15/37	3,400,000	2,867,900
James River Coal Co. 4.5% 12/1/15 (f)	270,000	263,061
Peabody Energy Corp. 4.75% 12/15/66	780,000	764,400
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	305,250
Quicksilver Resources, Inc. 1.875% 11/1/24	690,000	768,522
Western Refining, Inc. 5.75% 6/15/14	200,000	155,343
		5,633,660
TOTAL ENERGY		7,928,105
FINANCIALS - 0.5%
Capital Markets - 0.0%
Janus Capital Group, Inc. 3.25% 7/15/14	110,000	129,668
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,593,100
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (f)	190,000	296,229
Health Care REIT, Inc. 4.75% 12/1/26	650,000	724,750
Ventas, Inc. 3.875% 11/15/11 (f)	710,000	791,206
		1,812,185
TOTAL FINANCIALS		3,534,953
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.5%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 990,000	$ 975,150
0.375% 2/1/13	1,050,000	1,044,750
Cephalon, Inc.:
2% 6/1/15	500,000	637,200
2.5% 5/1/14	250,000	255,000
Gilead Sciences, Inc. 0.625% 5/1/13	350,000	450,555
Protein Design Labs, Inc. 2% 2/15/12	120,000	113,250
		3,475,905
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,267,600
2.5% 12/15/36	1,720,000	1,950,136
Hologic, Inc. 2% 12/15/37 (d)	410,000	332,100
Invacare Corp. 4.125% 2/1/27	110,000	125,263
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,570,000
3% 5/15/16	90,000	102,825
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	140,000	129,452
Medtronic, Inc. 1.625% 4/15/13	590,000	599,617
		10,076,993
Health Care Providers & Services - 0.5%
Chemed Corp. 1.875% 5/15/14	80,000	67,200
Laboratory Corp. of America Holdings 0% 9/11/21	750,000	736,050
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,470,000	2,211,391
Lincare Holdings, Inc. 2.75% 11/1/37	260,000	268,294
		3,282,935
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	430,000	877,200
Invitrogen Corp.:
1.5% 2/15/24	870,000	993,975
3.25% 6/15/25	400,000	468,520
		2,339,695
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,120,000	2,482,520
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
1.25% 3/15/12	$ 790,000	$ 804,852
3.75% 9/15/15 (f)	200,000	300,625
		3,587,997
TOTAL HEALTH CARE		22,763,525
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	930,000	973,594
3% 8/15/24	160,000	196,300
GenCorp, Inc. 2.25% 11/15/24	720,000	637,200
		1,807,094
Airlines - 0.1%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	46,250
AMR Corp. 6.25% 10/15/14	100,000	87,750
JetBlue Airways Corp.:
6.75% 10/15/39	150,000	207,255
6.75% 10/15/39	150,000	208,755
UAL Corp. 4.5% 6/30/21	210,000	164,787
		714,797
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	10,720
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	495,225
Construction & Engineering - 0.0%
Fluor Corp. 1.5% 2/15/24	30,000	45,750
Quanta Services, Inc. 3.75% 4/30/26	190,000	196,294
		242,044
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	670,000	581,644
1% 10/15/12	350,000	324,275
		905,919
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	330,000	558,294
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.3%
AGCO Corp.:
1.25% 12/15/36	$ 360,000	$ 350,568
1.75% 12/31/33	70,000	99,050
Barnes Group, Inc.:
3.375% 3/15/27	220,000	199,650
3.75% 8/1/25	190,000	195,700
Danaher Corp. 0% 1/22/21	400,000	418,750
Terex Corp. 4% 6/1/15	300,000	413,700
		1,677,418
Road & Rail - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,120,000	1,580,225
Trading Companies & Distributors - 0.2%
United Rentals, Inc. 4% 11/15/15	880,000	933,900
WESCO International, Inc. 6% 9/15/29	49,000	58,678
		992,578
TOTAL INDUSTRIALS		8,984,314
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	2,280,000	2,631,555
L-3 Communications Corp. 3% 8/1/35	50,000	51,125
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	524,081
Powerwave Technologies, Inc.:
1.875% 11/15/24	480,000	393,902
3.875% 10/1/27	220,000	140,250
		3,740,913
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	270,000	320,990
1.75% 12/1/13	1,320,000	1,610,400
Maxtor Corp. 2.375% 8/15/12	390,000	416,792
		2,348,182
Electronic Equipment & Components - 0.5%
Anixter International, Inc.:
0% 7/7/33	1,200,000	811,500
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Anixter International, Inc.: - continued
1% 2/15/13	$ 440,000	$ 406,725
Itron, Inc. 2.5% 8/1/26	1,570,000	1,851,619
		3,069,844
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	930,000	1,284,627
VeriSign, Inc. 3.25% 8/15/37	450,000	373,563
		1,658,190
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,060,000	3,190,050
VeriFone Holdings, Inc. 1.375% 6/15/12	890,000	762,063
		3,952,113
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	1,110,000	974,025
Amkor Technology, Inc. 6% 4/15/14 (f)	350,000	710,885
Intel Corp.:
2.95% 12/15/35	790,000	734,700
3.25% 8/1/39 (f)	850,000	939,293
Linear Technology Corp. 3% 5/1/27	320,000	308,800
Micron Technology, Inc.:
1.875% 6/1/14	300,000	245,250
4.25% 10/15/13	140,000	230,125
ON Semiconductor Corp. 2.625% 12/15/26	850,000	868,063
		5,011,141
Software - 0.2%
Informatica Corp. 3% 3/15/26	450,000	554,940
Symantec Corp.:
0.75% 6/15/11	100,000	109,110
1% 6/15/13	690,000	775,077
		1,439,127
TOTAL INFORMATION TECHNOLOGY		21,219,510
MATERIALS - 0.3%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	590,000	517,725
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
Allegheny Technologies, Inc. 4.25% 6/1/14	$ 210,000	$ 242,971
Newmont Mining Corp. 3% 2/15/12	230,000	307,487
Placer Dome, Inc. 2.75% 10/15/23	150,000	262,875
		813,333
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	376,138
TOTAL MATERIALS		1,707,196
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	664,950
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	2,310,000	1,813,350
NII Holdings, Inc. 3.125% 6/15/12	290,000	262,088
SBA Communications Corp. 4% 10/1/14 (f)	170,000	213,571
		2,289,009
TOTAL TELECOMMUNICATION SERVICES		2,953,959
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	190,000	217,550
5.5% 6/15/29	170,000	197,846
		415,396
TOTAL CONVERTIBLE BONDS		81,072,661
Nonconvertible Bonds - 1.8%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
B&G Foods, Inc. 12% 10/30/16	96,900	678,040
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	$ 3,000,000	$ 2,700,360
Lehman Brothers Holdings, Inc. 1.0844% (c)(g)	1,000,000	100
		2,700,460
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,570,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	845,000
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,810,000
		4,225,000
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,470,000
TOTAL FINANCIALS		8,395,460
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,647,500
TOTAL NONCONVERTIBLE BONDS		11,721,000
TOTAL CORPORATE BONDS (Cost $86,784,314)		92,793,661
Common Stocks - 65.7%
	Shares
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.9%
BorgWarner, Inc.	17,500	528,675
Johnson Controls, Inc.	88,702	2,399,389
Modine Manufacturing Co.	67,000	712,210
Tenneco, Inc. (a)	23,300	335,986
The Goodyear Tire & Rubber Co. (a)	142,400	1,952,304
		5,928,564
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	24,700	808,184
Regis Corp.	65,500	1,025,730
		1,833,914
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	23,400	$ 749,502
Darden Restaurants, Inc.	11,700	367,731
DineEquity, Inc.	18,700	398,497
Las Vegas Sands Corp. unit	4,270	1,118,612
MGM Mirage, Inc. (a)	26,200	276,934
Penn National Gaming, Inc. (a)	10,800	289,332
WMS Industries, Inc. (a)	13,000	505,440
		3,706,048
Household Durables - 2.5%
Black & Decker Corp.	26,100	1,584,009
D.R. Horton, Inc.	244,831	2,516,863
KB Home	230,699	3,125,971
Lennar Corp. Class A	231,800	2,936,906
M/I Homes, Inc. (a)	62,400	683,904
Meritage Homes Corp. (a)	49,300	879,019
Newell Rubbermaid, Inc.	96,400	1,398,764
Pulte Homes, Inc.	366,412	3,349,006
Toll Brothers, Inc. (a)	6,500	126,685
		16,601,127
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	14,700	367,794
Comcast Corp. Class A	117,500	1,723,725
McGraw-Hill Companies, Inc.	30,400	910,784
The Walt Disney Co.	104,600	3,161,012
Virgin Media, Inc.	134,857	2,219,746
		8,383,061
Multiline Retail - 0.3%
Target Corp.	41,500	1,932,240
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	18,800	738,840
Best Buy Co., Inc.	24,100	1,032,203
Gymboree Corp. (a)	17,100	682,632
Staples, Inc.	61,600	1,436,512
		3,890,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	23,200	$ 1,782,920
VF Corp.	21,200	1,541,664
		3,324,584
TOTAL CONSUMER DISCRETIONARY		45,599,725
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Carlsberg AS Series B	2,775	198,882
Dr Pepper Snapple Group, Inc.	33,600	879,984
		1,078,866
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	27,200	843,472
Wal-Mart Stores, Inc.	27,500	1,500,125
		2,343,597
Food Products - 0.4%
B&G Foods, Inc. Class A	96,900	829,464
Ralcorp Holdings, Inc. (a)	17,300	1,002,016
Tyson Foods, Inc. Class A	96,800	1,163,536
		2,995,016
Household Products - 0.5%
Energizer Holdings, Inc. (a)	14,400	811,296
Procter & Gamble Co.	41,200	2,568,820
		3,380,116
Personal Products - 0.2%
Avon Products, Inc.	34,400	1,178,200
TOTAL CONSUMER STAPLES		10,975,795
ENERGY - 7.7%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	37,400	1,645,600
Nabors Industries Ltd. (a)	47,800	987,070
National Oilwell Varco, Inc.	136,000	5,850,720
Noble Corp.	41,300	1,706,103
Schlumberger Ltd.	46,660	2,981,107
Smith International, Inc.	25,000	679,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	18,400	$ 1,571,176
Weatherford International Ltd. (a)	87,100	1,454,570
		16,875,846
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	111,144	4,112,328
Arch Coal, Inc.	35,100	732,186
Cabot Oil & Gas Corp.	49,100	1,880,530
Chesapeake Energy Corp.	95,400	2,281,968
Marathon Oil Corp.	46,300	1,510,306
Noble Energy, Inc.	22,800	1,487,700
Occidental Petroleum Corp.	59,700	4,823,163
Petrohawk Energy Corp. (a)	39,100	873,494
Plains Exploration & Production Co. (a)	33,400	908,814
Range Resources Corp.	46,600	2,196,258
Royal Dutch Shell PLC:
Class A sponsored ADR	32,100	1,918,296
Class B ADR	116,800	6,755,712
Southwestern Energy Co. (a)	74,800	3,288,208
Suncor Energy, Inc.	23,704	851,143
		33,620,106
TOTAL ENERGY		50,495,952
FINANCIALS - 27.4%
Capital Markets - 1.3%
Charles Schwab Corp.	53,500	980,655
Morgan Stanley	197,400	6,233,892
State Street Corp.	29,400	1,214,220
		8,428,767
Commercial Banks - 2.9%
City National Corp.	8,400	331,464
Comerica, Inc.	49,800	1,417,806
Huntington Bancshares, Inc.	138,100	527,542
KeyCorp	134,445	787,848
National Penn Bancshares, Inc.	54,300	299,736
PNC Financial Services Group, Inc.	60,824	3,467,576
SVB Financial Group (a)	9,000	340,740
U.S. Bancorp, Delaware	113,600	2,741,168
Umpqua Holdings Corp.	31,200	366,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	280,400	$ 7,862,416
Wilmington Trust Corp., Delaware	47,900	587,733
		18,730,941
Consumer Finance - 0.6%
American Express Co.	92,900	3,886,007
Diversified Financial Services - 4.1%
Bank of America Corp.	915,737	14,514,424
JPMorgan Chase & Co.	274,294	11,654,752
Moody's Corp.	28,200	655,086
Sands China Ltd.	34,000	40,889
		26,865,151
Insurance - 2.0%
Arch Capital Group Ltd. (a)	11,700	817,128
Assured Guaranty Ltd.	18,600	421,848
Axis Capital Holdings Ltd.	92,218	2,581,182
Everest Re Group Ltd.	46,100	3,923,571
Lincoln National Corp.	119,694	2,742,190
Platinum Underwriters Holdings Ltd.	22,000	776,380
The Travelers Companies, Inc.	36,900	1,933,191
		13,195,490
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	117,800	1,916,606
Alexandria Real Estate Equities, Inc.	36,400	2,051,868
Apartment Investment & Management Co. Class A	162,184	2,191,106
AvalonBay Communities, Inc.	16,675	1,204,602
Boston Properties, Inc.	41,094	2,752,476
Brandywine Realty Trust (SBI)	175,500	1,723,410
Camden Property Trust (SBI)	47,300	1,832,875
CBL & Associates Properties, Inc.	408,820	3,785,673
Corporate Office Properties Trust (SBI)	68,000	2,324,920
Developers Diversified Realty Corp.	222,953	2,256,284
DiamondRock Hospitality Co.	219,823	1,767,377
Digital Realty Trust, Inc.	90,100	4,384,266
Duke Realty LP	246,500	2,763,265
DuPont Fabros Technology, Inc. (a)	3,800	60,914
Equity Residential (SBI)	99,445	3,203,123
Essex Property Trust, Inc.	38,900	3,102,275
First Industrial Realty Trust, Inc.	86,000	383,560
Franklin Street Properties Corp.	48,780	550,726
HCP, Inc.	95,300	2,982,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	58,100	$ 1,283,429
Highwoods Properties, Inc. (SBI)	72,700	2,225,347
Home Properties, Inc.	25,100	1,127,743
Host Hotels & Resorts, Inc.	71,559	752,801
Kimco Realty Corp.	54,812	675,284
Kite Realty Group Trust	161,870	513,128
Nationwide Health Properties, Inc.	4,100	139,441
Omega Healthcare Investors, Inc.	41,000	741,690
Plum Creek Timber Co., Inc. (e)	55,600	1,917,644
Potlatch Corp.	59,530	1,752,563
ProLogis Trust	426,865	5,583,394
Public Storage	46,736	3,719,251
Ramco-Gershenson Properties Trust (SBI)	19,400	176,540
Rayonier, Inc.	19,104	759,193
Regency Centers Corp.	22,800	763,116
Simon Property Group, Inc.	121,545	8,831,460
SL Green Realty Corp.	96,200	4,273,204
Sunstone Hotel Investors, Inc.	431,856	3,498,034
Tanger Factory Outlet Centers, Inc.	16,659	653,866
The Macerich Co. (e)	130,110	3,872,074
U-Store-It Trust	404,592	2,633,894
Ventas, Inc.	153,800	6,602,634
Vornado Realty Trust	59,893	3,920,596
		97,654,542
Real Estate Management & Development - 1.3%
BR Malls Participacoes SA (a)	40,500	549,074
CB Richard Ellis Group, Inc. Class A (a)	403,900	4,616,577
Forest City Enterprises, Inc. Class A	25,200	270,396
Forestar Group, Inc. (a)	102,000	1,892,100
Iguatemi Empresa de Shopping Centers SA	8,500	136,203
Jones Lang LaSalle, Inc.	18,200	925,834
		8,390,184
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	1,335,906
TOTAL FINANCIALS		178,486,988
HEALTH CARE - 4.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	27,800	1,566,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	10,700	$ 502,258
Genzyme Corp. (a)	6,000	304,200
OREXIGEN Therapeutics, Inc. (a)	43,800	292,146
Protalix BioTherapeutics, Inc. (a)	35,600	351,016
Targacept, Inc. (a)	22,100	517,361
		3,533,511
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	31,306	264,849
AGA Medical Holdings, Inc.	22,200	277,056
Cooper Companies, Inc.	23,800	797,062
Covidien PLC	43,282	2,026,463
ev3, Inc. (a)	26,100	331,470
		3,696,900
Health Care Providers & Services - 1.1%
Aetna, Inc.	25,200	733,572
Brookdale Senior Living, Inc. (a)	32,200	501,676
CIGNA Corp.	45,800	1,469,264
Emeritus Corp. (a)	116,151	1,816,602
Health Management Associates, Inc. Class A (a)	128,000	784,640
Medco Health Solutions, Inc. (a)	26,970	1,703,425
Sunrise Senior Living, Inc. (a)	32,975	103,212
		7,112,391
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	6,100	323,971
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)	18,300	246,318
Cadence Pharmaceuticals, Inc. (a)	34,400	295,496
Merck & Co., Inc.	86,700	3,139,407
Optimer Pharmaceuticals, Inc. (a)	19,400	213,012
Pfizer, Inc.	509,600	9,259,432
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,800	1,678,722
ViroPharma, Inc. (a)	46,900	354,564
		15,186,951
TOTAL HEALTH CARE		29,853,724
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.4%
Precision Castparts Corp.	7,200	$ 746,496
United Technologies Corp.	25,200	1,694,448
		2,440,944
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	469,901
Building Products - 0.7%
Masco Corp.	136,800	1,857,744
Owens Corning (a)	118,900	2,809,607
		4,667,351
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	59,000	1,214,220
Republic Services, Inc.	41,670	1,175,094
		2,389,314
Electrical Equipment - 0.7%
Acuity Brands, Inc.	19,000	613,320
Regal-Beloit Corp.	54,200	2,572,332
Rockwell Automation, Inc.	31,000	1,348,190
		4,533,842
Industrial Conglomerates - 0.2%
Textron, Inc.	84,200	1,688,210
Machinery - 1.0%
Cummins, Inc.	71,700	3,219,330
Danaher Corp.	24,100	1,709,172
The Stanley Works	25,910	1,258,449
Timken Co.	24,600	606,882
		6,793,833
Professional Services - 0.1%
Manpower, Inc.	17,100	842,346
Road & Rail - 1.4%
Arkansas Best Corp.	49,000	1,206,380
Avis Budget Group, Inc. (a)	80,700	786,825
Con-way, Inc.	39,100	1,184,730
CSX Corp.	63,300	3,005,484
Union Pacific Corp.	46,300	2,928,938
		9,112,357
TOTAL INDUSTRIALS		32,938,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.1%
Adtran, Inc.	61,300	$ 1,295,269
Cisco Systems, Inc. (a)	68,300	1,598,220
Juniper Networks, Inc. (a)	104,400	2,727,972
QUALCOMM, Inc.	32,300	1,453,500
		7,074,961
Computers & Peripherals - 0.6%
Dell, Inc. (a)	105,000	1,482,600
Hewlett-Packard Co.	41,000	2,011,460
Western Digital Corp. (a)	18,100	666,804
		4,160,864
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	25,700	1,058,840
Arrow Electronics, Inc. (a)	64,033	1,682,787
Avnet, Inc. (a)	67,100	1,828,475
Flextronics International Ltd. (a)	105,400	745,178
Ingram Micro, Inc. Class A (a)	82,550	1,402,525
Itron, Inc. (a)	15,051	914,950
Tyco Electronics Ltd.	73,500	1,705,935
		9,338,690
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	608,124
IT Services - 0.2%
Fidelity National Information Services, Inc.	41,500	937,900
MasterCard, Inc. Class A	3,000	722,580
		1,660,480
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	152,300	1,874,813
ASML Holding NV (NY Shares)	53,700	1,664,163
FormFactor, Inc. (a)	200	3,390
International Rectifier Corp. (a)	59,500	1,113,840
Lam Research Corp. (a)	40,300	1,369,797
Micron Technology, Inc. (a)	226,100	1,700,272
ON Semiconductor Corp. (a)	476,100	3,694,536
Samsung Electronics Co. Ltd.	1,042	643,761
Standard Microsystems Corp. (a)	25,347	487,676
Teradyne, Inc. (a)	102,500	908,150
		13,460,398
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
BMC Software, Inc. (a)	46,800	$ 1,812,564
Microsoft Corp.	61,800	1,817,538
		3,630,102
TOTAL INFORMATION TECHNOLOGY		39,933,619
MATERIALS - 2.6%
Chemicals - 1.3%
Albemarle Corp.	55,956	1,888,515
Ashland, Inc.	31,100	1,117,423
Celanese Corp. Class A	87,700	2,609,952
Cytec Industries, Inc.	32,200	1,094,156
Dow Chemical Co.	52,600	1,461,228
Nitto Denko Corp.	10,600	338,694
Shin-Etsu Chemical Co., Ltd.	5,400	292,567
		8,802,535
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	10,607	878,260
Goldcorp, Inc.	10,700	446,754
Newcrest Mining Ltd.	15,135	509,905
Newmont Mining Corp.	8,000	429,120
Steel Dynamics, Inc.	83,600	1,414,512
		3,678,551
Paper & Forest Products - 0.7%
Weyerhaeuser Co.	109,400	4,260,036
TOTAL MATERIALS		16,741,122
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	187,000	682,550
Verizon Communications, Inc.	255,900	8,050,614
		8,733,164
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	55,358	2,031,085
Sprint Nextel Corp. (a)	362,500	1,344,875
		3,375,960
TOTAL TELECOMMUNICATION SERVICES		12,109,124
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.9%
Entergy Corp.	29,500	$ 2,320,175
FirstEnergy Corp.	79,900	3,442,092
		5,762,267
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	65,100	2,071,482
Dynegy, Inc. Class A (a)	384,700	696,307
		2,767,789
Multi-Utilities - 0.4%
Sempra Energy	50,600	2,688,884
TOTAL UTILITIES		11,218,940
TOTAL COMMON STOCKS (Cost $402,994,732)		428,353,087
Preferred Stocks - 18.1%

Convertible Preferred Stocks - 5.7%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Autoliv, Inc. 8.00%	18,800	1,048,476
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	844,560
Media - 0.5%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	139,178
Interpublic Group of Companies, Inc. 5.25%	4,236	2,872,813
		3,011,991
TOTAL CONSUMER DISCRETIONARY		4,905,027
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Archer Daniels Midland Co. 6.25%	4,700	198,199
Bunge Ltd. 5.125%	792	486,454
		684,653
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 4.50%	20,700	1,575,788
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.:
4.99% (f)	2,000	$ 1,776,100
4.99%	592	525,726
SandRidge Energy, Inc. 8.50% (a)(f)	3,000	418,320
		4,295,934
FINANCIALS - 1.6%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	15,300	518,364
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	750,442
KeyCorp Series A, 7.75%	9,000	751,860
Regions Financial Corp. 10.00%	1,032	1,425,450
Wells Fargo & Co. 7.50%	2,990	2,652,220
		5,579,972
Diversified Financial Services - 0.5%
AMG Capital Trust I 5.10%	5,800	226,200
Bank of America Corp. Series L, 7.25%	1,139	970,998
Dole Food Automatic Common Exchange Security Trust 7.00% (a)(f)	12,000	137,520
United Rentals Trust I 6.50% QUIPS	72,800	2,047,864
		3,382,582
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	76,500
HRPT Properties Trust 6.50%	34,390	563,136
Simon Property Group, Inc. 6.00%	2,100	130,662
		770,298
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (a)(f)	2,700	270,000
12.00% (a)(f)	1,000	100,000
		370,000
TOTAL FINANCIALS		10,621,216
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	2,873	$ 2,303,255
Omnicare Capital Trust II Series B, 4.00%	5,100	179,928
		2,483,183
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	612	683,145
TOTAL HEALTH CARE		3,166,328
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,700	1,989,900
MATERIALS - 0.7%
Chemicals - 0.6%
Celanese Corp. 4.25%	93,100	3,537,800
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	7,400	876,456
TOTAL MATERIALS		4,414,256
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	6,300	368,550
UTILITIES - 1.0%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	3,300	166,353
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (f)	1,650	1,975,050
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,683,000
TOTAL UTILITIES		6,824,403
TOTAL CONVERTIBLE PREFERRED STOCKS		37,270,267
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 12.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	$ 836,000
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,870,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,937,500
FINANCIALS - 6.3%
Capital Markets - 2.0%
BNY Capital V 5.95%	115,000	2,854,300
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	2,765,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	853,200
Series D, 4.00%	200,000	4,036,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,582,400
		13,090,900
Commercial Banks - 1.7%
Barclays Bank PLC Series 2 6.625%	40,000	768,400
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,400,000
Keycorp Capital IX 6.75%	6,882	130,345
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	410,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	760,000
6.50%	40,000	926,000
6.80%	160,000	3,691,200
USB Capital XII 6.30%	80,000	1,748,000
		10,834,745
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	47,052
Diversified Financial Services - 0.6%
Bank of America Corp.:
Series D, 6.204%	20,000	354,800
Series H, 8.20%	56,015	1,232,330
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	415,800
General Electric Capital Corp. 6.05%	40,000	967,600
GMAC, Inc. 7.00% (a)(f)	25	15,063
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
RBS Capital Funding Trust V Series E 5.90%	20,000	$ 205,200
RBS Capital Funding Trust VII Series G 6.08%	40,400	412,080
		3,602,873
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	836,000
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,726,150
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,963,750
Series C, 7.00%	100,000	1,915,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	490,000
Public Storage Series M, 6.625%	50,000	1,135,000
Vornado Realty Trust Series E, 7.00%	40,000	900,400
		9,130,300
Thrifts & Mortgage Finance - 0.5%
Fannie Mae:
Series E, 5.10% (a)	27,562	41,343
Series H, 5.81% (a)	71,200	86,864
Series I, 5.375% (a)	5,000	7,000
Series L, 5.125% (a)	140,900	156,399
Series N, 5.50% (a)	92,650	106,548
Series O, 7.00% (a)	42,200	35,870
Series R, 7.65% (a)	40,000	27,200
Series T, 8.25% (a)	40,000	27,600
Freddie Mac:
Series F, 5.00% (a)	68,500	89,735
Series H, 5.10% (a)	10,300	13,699
Series K, 5.79% (a)	25,200	32,508
Series O, 5.81% (a)	19,500	27,495
Series R, 5.70% (a)	117,000	147,420
Series S, 0.00% (a)	10,000	11,200
Series U, 5.90% (a)	40,000	28,800
Series V, 5.57% (a)	566,000	384,880
Series W, 5.66% (a)	161,600	108,272
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,996,000
		3,328,833
TOTAL FINANCIALS		40,870,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	$ 814,275
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,245,632
UTILITIES - 4.5%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	140,000
5.20%	57,300	1,317,327
5.625%	80,000	1,832,504
6.45%	80,000	2,005,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	900,000
Duquesne Light Co. 6.50%	66,050	2,972,250
FPL Group Capital Trust I 5.875%	20,000	508,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,576,800
Mid-American Energy Co. 4.40%	5,000	380,938
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,491,260
PPL Electric Utilities Corp. 6.25%	190,000	4,470,947
Southern California Edison Co.:
6.125%	35,000	3,080,000
Series C:
4.24%	34,600	614,150
6.00%	20,000	1,800,626
Series D, 4.32%	15,000	274,500
		24,818,952
Independent Power Producers & Energy Traders - 0.1%
Heco Capital Trust III 6.50%	12,000	285,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	$ 2,255,595
San Diego Gas & Electric Co. 1.70%	67,548	1,732,606
		3,988,201
TOTAL UTILITIES		29,092,273
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,666,383
TOTAL PREFERRED STOCKS (Cost $172,764,959)		117,936,650
Preferred Securities - 1.0%
	Principal Amount
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	2,096,358
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	112,060
		2,208,418
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,021,094
TOTAL PREFERRED SECURITIES (Cost $6,755,957)		6,229,512
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.21% (h)	5,601,191	5,601,191
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(h)	5,122,068	5,122,068
TOTAL MONEY MARKET FUNDS (Cost $10,723,259)		10,723,259
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	$ 34,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $680,057,221)		656,070,169
NET OTHER ASSETS - (0.7)%		(4,539,777)
NET ASSETS - 100%		$ 651,530,392
Security Type Abbreviations

PIERS	-	Preferred Income Equity Redeemable Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,687,069 or 3.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,924
Banc of America Securities LLC	3,847
Bank of America, NA	1,924
Barclays Capital, Inc.	3,847
Credit Suisse Securities (USA) LLC	2,452
Deutsche Bank Securities, Inc.	4,031
HSBC Securities (USA), Inc.	5,394
ING Financial Markets LLC	962
J.P. Morgan Securities, Inc.	1,924
Mizuho Securities USA, Inc.	1,924
Morgan Stanley & Co., Inc.	1,924
Societe Generale, New York Branch	3,847
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,594
Fidelity Securities Lending Cash Central Fund	32,893
Total	$ 83,487
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,340,752	$ 45,456,291	$ 5,884,461	$ -
Consumer Staples	14,530,448	10,975,795	3,554,653	-
Energy	56,729,386	50,495,952	6,233,434	-
Financials	229,978,907	219,297,733	10,681,174	-
Health Care	33,020,052	29,853,724	3,166,328	-
Industrials	32,938,098	32,938,098	-	-
Information Technology	41,923,519	39,933,619	1,989,900	-
Materials	21,969,653	16,924,136	5,045,517	-
Telecommunication Services	16,723,306	16,354,756	368,550	-
Utilities	47,135,616	22,728,948	24,406,668	-
Corporate Bonds	92,793,661	-	92,793,561	100
Preferred Securities	6,229,512	-	6,229,512	-
Money Market Funds	10,723,259	10,723,259	-	-
Cash Equivalents	34,000	-	34,000	-
Total Investments in Securities:	$ 656,070,169	$ 495,682,311	$ 160,387,758	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	964,683
Total Unrealized Gain (Loss)	691,612
Cost of Purchases	-
Proceeds of Sales	(2,537,683)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,118,512)
Ending Balance	$ 100
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.7%
BBB	2.7%
BB	2.4%
B	3.3%
CCC,CC,C	1.9%
Not Rated	2.2%
Equities	83.8%
Short-Term Investments and Net Other Assets	1.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $281,780,088 of which $132,429,856 and $149,350,232 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $5,197,160 and repurchase agreements of $34,000) - See accompanying schedule: Unaffiliated issuers (cost $669,333,962)	$ 645,346,910
Fidelity Central Funds (cost $10,723,259)	10,723,259
Total Investments (cost $680,057,221)		$ 656,070,169
Cash		11,865
Receivable for investments sold		1,924,098
Receivable for fund shares sold		505,065
Dividends receivable		1,260,029
Interest receivable		787,198
Distributions receivable from Fidelity Central Funds		3,512
Prepaid expenses		2,532
Other receivables		5,919
Total assets		660,570,387

Liabilities
Payable for investments purchased	$ 1,080,855
Payable for fund shares redeemed	2,221,062
Accrued management fee	305,489
Distribution fees payable	87,752
Other affiliated payables	161,751
Other payables and accrued expenses	61,018
Collateral on securities loaned, at value	5,122,068
Total liabilities		9,039,995

Net Assets		$ 651,530,392
Net Assets consist of:
Paid in capital		$ 980,106,613
Undistributed net investment income		3,273,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(307,862,266)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(23,987,115)
Net Assets		$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,579,984 ÷ 8,169,896 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($60,133,562 ÷ 6,591,736 shares)	$ 9.12

Maximum offering price per share (100/96.50 of $9.12)	$ 9.45
Class B: Net Asset Value and offering price per share ($16,097,999 ÷ 1,769,141 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($39,920,425 ÷ 4,382,715 shares)A	$ 9.11

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($444,401,159 ÷ 48,502,387 shares)	$ 9.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,397,263 ÷ 1,791,882 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2009

Investment Income
Dividends		$ 19,779,979
Interest		4,723,801
Income from Fidelity Central Funds		83,487
Total income		24,587,267

Expenses
Management fee	$ 3,229,093
Transfer agent fees	1,673,840
Distribution fees	964,602
Accounting and security lending fees	222,062
Custodian fees and expenses	50,637
Independent trustees' compensation	2,090
Registration fees	82,323
Audit	58,345
Legal	2,769
Miscellaneous	60,380
Total expenses before reductions	6,346,141
Expense reductions	(30,012)	6,316,129
Net investment income (loss)		18,271,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(96,063,192)
Foreign currency transactions	(642)
Total net realized gain (loss)		(96,063,834)
Change in net unrealized appreciation (depreciation) on: Investment securities	255,362,827
Assets and liabilities in foreign currencies	572
Total change in net unrealized appreciation (depreciation)		255,363,399
Net gain (loss)		159,299,565
Net increase (decrease) in net assets resulting from operations		$ 177,570,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,271,138	$ 25,756,689
Net realized gain (loss)	(96,063,834)	(200,162,356)
Change in net unrealized appreciation (depreciation)	255,363,399	(389,117,706)
Net increase (decrease) in net assets resulting from operations	177,570,703	(563,523,373)
Distributions to shareholders from net investment income	(17,557,434)	(29,829,746)
Distributions to shareholders from net realized gain	-	(76,044,131)
Total distributions	(17,557,434)	(105,873,877)
Share transactions - net increase (decrease)	(106,204,695)	(410,318,849)
Total increase (decrease) in net assets	53,808,574	(1,079,716,099)

Net Assets
Beginning of period	597,721,818	1,677,437,917
End of period (including undistributed net investment income of $3,273,160 and undistributed net investment income of $1,677,155, respectively)	$ 651,530,392	$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.23	.23	.20	.19	.18
Net realized and unrealized gain (loss)	2.25	(5.77)	.28	1.61	1.10
Total from investment operations	2.48	(5.54)	.48	1.80	1.28
Distributions from net investment income	(.22)	(.26)	(.20)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.22)	(.87)	(.86)	(.32)	(.19)
Net asset value, end of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Total Return A, B	37.12%	(44.44)%	3.59%	15.01%	11.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of fee waivers, if any	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of all reductions	1.21%	1.11%	1.09%	1.14%	1.13%
Net investment income (loss)	3.08%	2.05%	1.49%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,580	$ 70,691	$ 166,554	$ 70,083	$ 38,886
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.21	.20	.17	.17	.16
Net realized and unrealized gain (loss)	2.25	(5.75)	.27	1.59	1.09
Total from investment operations	2.46	(5.55)	.44	1.76	1.25
Distributions from net investment income	(.21)	(.23)	(.16)	(.16)	(.16)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.21)	(.84)	(.82)	(.29)	(.16)
Net asset value, end of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Total Return A, B	36.63%	(44.51)%	3.34%	14.70%	11.43%
Ratios to Average Net Assets D, F
Expenses before reductions	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of all reductions	1.45%	1.35%	1.32%	1.35%	1.35%
Net investment income (loss)	2.84%	1.81%	1.27%	1.31%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,134	$ 58,677	$ 158,962	$ 119,834	$ 79,920
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.17	.14	.09	.09	.09
Net realized and unrealized gain (loss)	2.25	(5.75)	.28	1.59	1.09
Total from investment operations	2.42	(5.61)	.37	1.68	1.18
Distributions from net investment income	(.17)	(.16)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.17)	(.77)	(.75)	(.21)	(.10)
Net asset value, end of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Total Return A, B	36.06%	(44.88)%	2.79%	14.05%	10.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.98%	1.92%	1.91%	1.96%	1.96%
Expenses net of fee waivers, if any	1.98%	1.92%	1.91%	1.96%	1.95%
Expenses net of all reductions	1.98%	1.91%	1.91%	1.96%	1.93%
Net investment income (loss)	2.31%	1.25%	.67%	.70%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,098	$ 15,375	$ 37,288	$ 23,992	$ 19,744
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.18	.14	.10	.10	.10
Net realized and unrealized gain (loss)	2.25	(5.75)	.27	1.58	1.09
Total from investment operations	2.43	(5.61)	.37	1.68	1.19
Distributions from net investment income	(.17)	(.16)	(.09)	(.09)	(.10)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.17)	(.77)	(.75)	(.22)	(.10)
Net asset value, end of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Total Return A, B	36.15%	(44.87)%	2.84%	14.05%	10.85%
Ratios to Average Net Assets D, F
Expenses before reductions	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of fee waivers, if any	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of all reductions	1.96%	1.88%	1.85%	1.88%	1.87%
Net investment income (loss)	2.33%	1.29%	.74%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,920	$ 42,499	$ 106,122	$ 75,301	$ 49,713
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Income from Investment Operations
Net investment income (loss) B	.26	.26	.25	.24	.22
Net realized and unrealized gain (loss)	2.25	(5.78)	.27	1.60	1.11
Total from investment operations	2.51	(5.52)	.52	1.84	1.33
Distributions from net investment income	(.25)	(.30)	(.23)	(.23)	(.22)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.25)	(.91)	(.89)	(.36)	(.22)
Net asset value, end of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Total Return A	37.37%	(44.24)%	3.92%	15.33%	12.08%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.81%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.93%	.81%	.79%	.80%	.82%
Expenses net of all reductions	.92%	.81%	.78%	.79%	.79%
Net investment income (loss)	3.36%	2.35%	1.80%	1.87%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113
Portfolio turnover rate D	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Income from Investment Operations
Net investment income (loss) B	.25	.26	.24	.23	.22
Net realized and unrealized gain (loss)	2.26	(5.77)	.28	1.59	1.10
Total from investment operations	2.51	(5.51)	.52	1.82	1.32
Distributions from net investment income	(.25)	(.30)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.25)	(.91)	(.89)	(.35)	(.22)
Net asset value, end of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Total Return A	37.44%	(44.23)%	3.94%	15.24%	11.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.91%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.91%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.91%	.83%	.80%	.82%	.81%
Net investment income (loss)	3.38%	2.34%	1.78%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,397	$ 18,141	$ 36,369	$ 13,771	$ 9,798
Portfolio turnover rate D	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend and Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 19, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,363,095
Gross unrealized depreciation	(120,835,193)
Net unrealized appreciation (depreciation)	$ (49,472,098)

Tax Cost	$ 705,542,267

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,676,029
Capital loss carryforward	$ (281,780,088)
Net unrealized appreciation (depreciation)	$ (49,472,161)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 17,557,434	$ 51,009,278
Long-term Capital Gains	-	54,864,599
Total	$ 17,557,434	$ 105,873,877

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $567,639,173 and $668,176,148, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 166,394	$ 4,031
Class T	.25%	.25%	273,722	522
Class B	.75%	.25%	148,170	111,385
Class C	.75%	.25%	376,316	27,048
			$ 964,602	$ 142,986

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,623
Class T	6,702
Class B*	46,444
Class C*	2,316
$ 79,085

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 211,002.32
Class T	168,219.31
Class B	50,086.34
Class C	119,662.32
Strategic Dividend and Income	1,082,950.28
Institutional Class	41,921.27
	$ 1,673,840

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,592 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,067 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Annual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32,893.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,012 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Class A	$ 1,975,781	$ 3,230,213
Class T	1,498,984	2,477,400
Class B	333,700	418,059
Class C	833,995	1,228,715
Strategic Dividend and Income	12,390,826	21,658,876
Institutional Class	524,148	816,483
Total	$ 17,557,434	$ 29,829,746

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended November 30,	2009	2008
From net realized gain
Class A	$ -	$ 7,739,913
Class T	-	7,183,781
Class B	-	1,725,963
Class C	-	4,866,308
Strategic Dividend and Income	-	52,877,519
Institutional Class	-	1,650,647
Total	$ -	$ 76,044,131

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009	2008	2009	2008
Class A
Shares sold	1,456,773	3,319,824	$ 11,169,980	$ 38,753,583
Reinvestment of distributions	242,636	815,447	1,717,704	9,796,514
Shares redeemed	(3,819,463)	(6,388,586)	(27,537,301)	(67,574,934)
Net increase (decrease)	(2,120,054)	(2,253,315)	$ (14,649,617)	$ (19,024,837)
Class T
Shares sold	689,440	1,080,061	$ 4,953,988	$ 12,422,009
Reinvestment of distributions	187,994	714,773	1,326,850	8,638,603
Shares redeemed	(2,832,833)	(5,232,896)	(20,002,560)	(54,907,682)
Net increase (decrease)	(1,955,399)	(3,438,062)	$ (13,721,722)	$ (33,847,070)
Class B
Shares sold	230,872	365,921	$ 1,641,555	$ 4,134,888
Reinvestment of distributions	40,129	145,154	280,676	1,761,098
Shares redeemed	(746,386)	(1,085,711)	(5,395,642)	(11,650,605)
Net increase (decrease)	(475,385)	(574,636)	$ (3,473,411)	$ (5,754,619)
Class C
Shares sold	529,694	1,138,047	$ 4,019,278	$ 13,142,979
Reinvestment of distributions	95,880	398,516	670,764	4,839,623
Shares redeemed	(2,444,886)	(3,354,748)	(17,406,771)	(35,492,461)
Net increase (decrease)	(1,819,312)	(1,818,185)	$ (12,716,729)	$ (17,509,859)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2009	2008	2009	2008
Strategic Dividend and Income
Shares sold	7,446,408	7,634,377	$ 61,455,928	$ 87,326,128
Reinvestment of distributions	1,520,981	5,520,287	10,836,576	66,760,848
Shares redeemed	(17,361,200)	(44,199,145)	(128,136,969)	(487,932,459)
Net increase (decrease)	(8,393,811)	(31,044,481)	$ (55,844,465)	$ (333,845,483)
Institutional Class
Shares sold	300,201	942,187	$ 2,210,457	$ 10,429,556
Reinvestment of distributions	50,635	142,399	360,319	1,705,367
Shares redeemed	(1,193,036)	(1,182,288)	(8,369,527)	(12,471,904)
Net increase (decrease)	(842,200)	(97,702)	$ (5,798,751)	$ (336,981)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Strategic Dividend & Income designates 29%, 63%, 61%, and 61% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Strategic Dividend & Income designates 31%, 70%, 69%, and 68% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Strategic Dividend & Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2008 and the total expenses of each of Class T, Class B, and Class C ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
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Annual Report

405 Cochituate Road
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7740 France Avenue South
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1524 South Lindbergh Blvd.
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Nevada

2225 Village Walk Drive
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501 Route 73 South
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2261 Q Street NE
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4611 Sharon Road
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Ohio

3805 Edwards Road
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1324 Polaris Parkway
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7493 SW Bridgeport Road
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600 West DeKalb Pike
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10 Memorial Boulevard
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10000 Research Boulevard
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Utah

279 West South Temple
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1861 International Drive
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Washington

10500 NE 8th Street
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1518 6th Avenue
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Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

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Fidelity Investments
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Cincinnati, OH 45277-0035

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Fidelity Investments
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100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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SDI-UANN-0110
1.802527.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Class A, Class T,
Class B and Class C

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 5.75% sales charge)	29.24%	-0.91%	1.14%
Class T (incl. 3.50% sales charge)	31.85%	-0.68%	1.30%
Class B (incl. contingent deferred sales charge) B	31.06%	-0.87%	1.21%
Class C (incl. contingent deferred sales charge) C	35.15%	-0.49%	1.39%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Near-frozen credit markets, sagging employment rates and bleak corporate earnings reports hampered the results of the four asset classes that make up Fidelity Advisor Strategic Dividend & Income Fund's Composite index in the early months of the year ending November 30, 2009. However, encouraged by the government's actions and improving economic indicators, capital markets saw marked improvements in March, and each index turned northward. For the most part, this upward momentum continued throughout the period and by November 30, all four asset classes saw double-digit gains for the full 12-month span. The Russell 3000® Value Index, a broad gauge for value-oriented U.S. stocks, rose 19.23% for the year, including a 20% increase in the final six months. Convertible bonds benefited from the spring equity rally and increased demand from bond investors attracted by their valuations. The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible PreferredsSM soared 49.11% for the 12 months. Reflecting investors' renewed appetite for riskier assets, the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index showed considerable improvement with a 39.03% advance. Meanwhile, more-defensive preferred stocks, as gauged by the The BofA Merrill Lynch DRD Eligible Preferred Securities Index, produced a 14.07% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Dividend & Income Fund on June 1, 2009: During the year, the fund's Class A, Class T, Class B and Class C shares gained 37.12%, 36.63%, 36.06% and 36.15%, respectively (excluding sales charges), easily outpacing the 26.44% return of the Fidelity Strategic Dividend & Income Composite Index. The main factor driving our outperformance versus the Composite index was favorable security selection within the underlying subportfolios. All four sleeves did quite well in absolute terms and also handily beat their respective benchmarks. Solid stock selection in the banks and thrifts sector, combined with a structural bias toward common stocks, high-yield bonds and more-volatile convertible preferreds, helped the preferred stock subportfolio become the top contributor to relative results. The large-cap value equity subportfolio benefited primarily from a sizable overweighting in the economically sensitive technology sector and favorable security selection in financials. The convertible securities sleeve had the biggest absolute return, aided by stock picking within the materials, health care and energy sectors. Meanwhile, the REIT sleeve was able to outperform its benchmark due in large part to favorable investments in cyclically sensitive industries, concentrating on companies with strong or improving balance sheets.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Dividend & Income Fund on June 1, 2009: During the year, the fund's Institutional Class shares gained 37.44%, easily outpacing the 26.44% return of the Fidelity Strategic Dividend & Income Composite Index. The main factor driving our outperformance versus the Composite index was favorable security selection within the underlying subportfolios. All four sleeves did quite well in absolute terms and also handily beat their respective benchmarks. Solid stock selection in the banks and thrifts sector, combined with a structural bias toward common stocks, high-yield bonds and more-volatile convertible preferreds, helped the preferred stock subportfolio become the top contributor to relative results. The large-cap value equity subportfolio benefited primarily from a sizable overweighting in the economically sensitive technology sector and favorable security selection in financials. The convertible securities sleeve had the biggest absolute return, aided by stock picking within the materials, health care and energy sectors. Meanwhile, the REIT sleeve was able to outperform its benchmark due in large part to favorable investments in cyclically sensitive industries, concentrating on companies with strong or improving balance sheets.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 1,222.60	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.12
Class T	1.44%
Actual		$ 1,000.00	$ 1,221.50	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.28
Class B	1.99%
Actual		$ 1,000.00	$ 1,219.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,015.09	$ 10.05
Class C	1.96%
Actual		$ 1,000.00	$ 1,218.50	$ 10.90
HypotheticalA		$ 1,000.00	$ 1,015.24	$ 9.90
Strategic Dividend and Income	.90%
Actual		$ 1,000.00	$ 1,225.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,225.60	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.66	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.2	2.1
JPMorgan Chase & Co.	1.8	2.2
Pfizer, Inc.	1.4	1.0
Simon Property Group, Inc.	1.3	1.1
Verizon Communications, Inc.	1.3	0.7
Wells Fargo & Co.	1.2	1.9
Royal Dutch Shell PLC Class B ADR	1.0	0.0
Ventas, Inc.	1.0	0.8
Morgan Stanley	1.0	1.1
National Oilwell Varco, Inc.	0.9	0.0
	13.1
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.1	37.8
Energy	9.9	9.9
Information Technology	9.6	9.2
Consumer Discretionary	9.3	8.4
Health Care	8.6	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Common Stocks 65.7%		Common Stocks 63.8%
	Preferred Stocks 18.1%		Preferred Stocks 20.4%
	Convertible Bonds 12.4%		Convertible Bonds 12.0%
	Other Investments 2.8%		Other Investments 2.7%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	7.4%	** Foreign investments	7.0%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 14.2%
	Principal Amount	Value
Convertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.5%
ArvinMeritor, Inc.:
4% 2/15/27	$ 2,630,000	$ 1,650,325
4.625% 3/1/26 (d)	980,000	717,238
BorgWarner, Inc. 3.5% 4/15/12	700,000	833,700
TRW Automotive, Inc. 3.5% 12/1/15 (f)	200,000	203,030
		3,404,293
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	760,000	866,932
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	440,000	902,176
Regis Corp. 5% 7/15/14	40,000	49,375
		951,551
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	350,000	330,313
International Game Technology 3.25% 5/1/14 (f)	160,000	195,300
Morgans Hotel Group Co. 2.375% 10/15/14	200,000	130,750
Wyndham Worldwide Corp. 3.5% 5/1/12	330,000	521,044
		1,177,407
Household Durables - 0.2%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	1,070,825
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	223,630
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	720,000	529,685
Sonic Automotive, Inc. 5% 10/1/29	1,370,000	1,321,565
		1,851,250
TOTAL CONSUMER DISCRETIONARY		9,545,888
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Molson Coors Brewing Co. 2.5% 7/30/13	130,000	142,246
Food & Staples Retailing - 0.3%
Rite Aid Corp. 8.5% 5/15/15	1,670,000	1,561,450
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	110,000	111,994
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Chattem, Inc. 1.625% 5/1/14	$ 200,000	$ 204,125
TOTAL CONSUMER STAPLES		2,019,815
ENERGY - 1.2%
Energy Equipment & Services - 0.3%
Exterran Holdings, Inc. 4.25% 6/15/14	1,210,000	1,392,645
Schlumberger Ltd. 2.125% 6/1/23	360,000	578,700
SESI LLC 1.5% 12/15/26 (d)(f)	360,000	323,100
		2,294,445
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	520,000	509,184
Chesapeake Energy Corp. 2.5% 5/15/37	3,400,000	2,867,900
James River Coal Co. 4.5% 12/1/15 (f)	270,000	263,061
Peabody Energy Corp. 4.75% 12/15/66	780,000	764,400
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	305,250
Quicksilver Resources, Inc. 1.875% 11/1/24	690,000	768,522
Western Refining, Inc. 5.75% 6/15/14	200,000	155,343
		5,633,660
TOTAL ENERGY		7,928,105
FINANCIALS - 0.5%
Capital Markets - 0.0%
Janus Capital Group, Inc. 3.25% 7/15/14	110,000	129,668
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,593,100
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (f)	190,000	296,229
Health Care REIT, Inc. 4.75% 12/1/26	650,000	724,750
Ventas, Inc. 3.875% 11/15/11 (f)	710,000	791,206
		1,812,185
TOTAL FINANCIALS		3,534,953
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.5%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 990,000	$ 975,150
0.375% 2/1/13	1,050,000	1,044,750
Cephalon, Inc.:
2% 6/1/15	500,000	637,200
2.5% 5/1/14	250,000	255,000
Gilead Sciences, Inc. 0.625% 5/1/13	350,000	450,555
Protein Design Labs, Inc. 2% 2/15/12	120,000	113,250
		3,475,905
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,267,600
2.5% 12/15/36	1,720,000	1,950,136
Hologic, Inc. 2% 12/15/37 (d)	410,000	332,100
Invacare Corp. 4.125% 2/1/27	110,000	125,263
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,570,000
3% 5/15/16	90,000	102,825
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	140,000	129,452
Medtronic, Inc. 1.625% 4/15/13	590,000	599,617
		10,076,993
Health Care Providers & Services - 0.5%
Chemed Corp. 1.875% 5/15/14	80,000	67,200
Laboratory Corp. of America Holdings 0% 9/11/21	750,000	736,050
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,470,000	2,211,391
Lincare Holdings, Inc. 2.75% 11/1/37	260,000	268,294
		3,282,935
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	430,000	877,200
Invitrogen Corp.:
1.5% 2/15/24	870,000	993,975
3.25% 6/15/25	400,000	468,520
		2,339,695
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,120,000	2,482,520
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
1.25% 3/15/12	$ 790,000	$ 804,852
3.75% 9/15/15 (f)	200,000	300,625
		3,587,997
TOTAL HEALTH CARE		22,763,525
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	930,000	973,594
3% 8/15/24	160,000	196,300
GenCorp, Inc. 2.25% 11/15/24	720,000	637,200
		1,807,094
Airlines - 0.1%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	46,250
AMR Corp. 6.25% 10/15/14	100,000	87,750
JetBlue Airways Corp.:
6.75% 10/15/39	150,000	207,255
6.75% 10/15/39	150,000	208,755
UAL Corp. 4.5% 6/30/21	210,000	164,787
		714,797
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	10,720
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	495,225
Construction & Engineering - 0.0%
Fluor Corp. 1.5% 2/15/24	30,000	45,750
Quanta Services, Inc. 3.75% 4/30/26	190,000	196,294
		242,044
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	670,000	581,644
1% 10/15/12	350,000	324,275
		905,919
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	330,000	558,294
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.3%
AGCO Corp.:
1.25% 12/15/36	$ 360,000	$ 350,568
1.75% 12/31/33	70,000	99,050
Barnes Group, Inc.:
3.375% 3/15/27	220,000	199,650
3.75% 8/1/25	190,000	195,700
Danaher Corp. 0% 1/22/21	400,000	418,750
Terex Corp. 4% 6/1/15	300,000	413,700
		1,677,418
Road & Rail - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,120,000	1,580,225
Trading Companies & Distributors - 0.2%
United Rentals, Inc. 4% 11/15/15	880,000	933,900
WESCO International, Inc. 6% 9/15/29	49,000	58,678
		992,578
TOTAL INDUSTRIALS		8,984,314
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	2,280,000	2,631,555
L-3 Communications Corp. 3% 8/1/35	50,000	51,125
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	524,081
Powerwave Technologies, Inc.:
1.875% 11/15/24	480,000	393,902
3.875% 10/1/27	220,000	140,250
		3,740,913
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	270,000	320,990
1.75% 12/1/13	1,320,000	1,610,400
Maxtor Corp. 2.375% 8/15/12	390,000	416,792
		2,348,182
Electronic Equipment & Components - 0.5%
Anixter International, Inc.:
0% 7/7/33	1,200,000	811,500
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Anixter International, Inc.: - continued
1% 2/15/13	$ 440,000	$ 406,725
Itron, Inc. 2.5% 8/1/26	1,570,000	1,851,619
		3,069,844
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	930,000	1,284,627
VeriSign, Inc. 3.25% 8/15/37	450,000	373,563
		1,658,190
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,060,000	3,190,050
VeriFone Holdings, Inc. 1.375% 6/15/12	890,000	762,063
		3,952,113
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	1,110,000	974,025
Amkor Technology, Inc. 6% 4/15/14 (f)	350,000	710,885
Intel Corp.:
2.95% 12/15/35	790,000	734,700
3.25% 8/1/39 (f)	850,000	939,293
Linear Technology Corp. 3% 5/1/27	320,000	308,800
Micron Technology, Inc.:
1.875% 6/1/14	300,000	245,250
4.25% 10/15/13	140,000	230,125
ON Semiconductor Corp. 2.625% 12/15/26	850,000	868,063
		5,011,141
Software - 0.2%
Informatica Corp. 3% 3/15/26	450,000	554,940
Symantec Corp.:
0.75% 6/15/11	100,000	109,110
1% 6/15/13	690,000	775,077
		1,439,127
TOTAL INFORMATION TECHNOLOGY		21,219,510
MATERIALS - 0.3%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	590,000	517,725
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
Allegheny Technologies, Inc. 4.25% 6/1/14	$ 210,000	$ 242,971
Newmont Mining Corp. 3% 2/15/12	230,000	307,487
Placer Dome, Inc. 2.75% 10/15/23	150,000	262,875
		813,333
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	376,138
TOTAL MATERIALS		1,707,196
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	664,950
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	2,310,000	1,813,350
NII Holdings, Inc. 3.125% 6/15/12	290,000	262,088
SBA Communications Corp. 4% 10/1/14 (f)	170,000	213,571
		2,289,009
TOTAL TELECOMMUNICATION SERVICES		2,953,959
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	190,000	217,550
5.5% 6/15/29	170,000	197,846
		415,396
TOTAL CONVERTIBLE BONDS		81,072,661
Nonconvertible Bonds - 1.8%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
B&G Foods, Inc. 12% 10/30/16	96,900	678,040
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	$ 3,000,000	$ 2,700,360
Lehman Brothers Holdings, Inc. 1.0844% (c)(g)	1,000,000	100
		2,700,460
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,570,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	845,000
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,810,000
		4,225,000
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,470,000
TOTAL FINANCIALS		8,395,460
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,647,500
TOTAL NONCONVERTIBLE BONDS		11,721,000
TOTAL CORPORATE BONDS (Cost $86,784,314)		92,793,661
Common Stocks - 65.7%
	Shares
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.9%
BorgWarner, Inc.	17,500	528,675
Johnson Controls, Inc.	88,702	2,399,389
Modine Manufacturing Co.	67,000	712,210
Tenneco, Inc. (a)	23,300	335,986
The Goodyear Tire & Rubber Co. (a)	142,400	1,952,304
		5,928,564
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	24,700	808,184
Regis Corp.	65,500	1,025,730
		1,833,914
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	23,400	$ 749,502
Darden Restaurants, Inc.	11,700	367,731
DineEquity, Inc.	18,700	398,497
Las Vegas Sands Corp. unit	4,270	1,118,612
MGM Mirage, Inc. (a)	26,200	276,934
Penn National Gaming, Inc. (a)	10,800	289,332
WMS Industries, Inc. (a)	13,000	505,440
		3,706,048
Household Durables - 2.5%
Black & Decker Corp.	26,100	1,584,009
D.R. Horton, Inc.	244,831	2,516,863
KB Home	230,699	3,125,971
Lennar Corp. Class A	231,800	2,936,906
M/I Homes, Inc. (a)	62,400	683,904
Meritage Homes Corp. (a)	49,300	879,019
Newell Rubbermaid, Inc.	96,400	1,398,764
Pulte Homes, Inc.	366,412	3,349,006
Toll Brothers, Inc. (a)	6,500	126,685
		16,601,127
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	14,700	367,794
Comcast Corp. Class A	117,500	1,723,725
McGraw-Hill Companies, Inc.	30,400	910,784
The Walt Disney Co.	104,600	3,161,012
Virgin Media, Inc.	134,857	2,219,746
		8,383,061
Multiline Retail - 0.3%
Target Corp.	41,500	1,932,240
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	18,800	738,840
Best Buy Co., Inc.	24,100	1,032,203
Gymboree Corp. (a)	17,100	682,632
Staples, Inc.	61,600	1,436,512
		3,890,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	23,200	$ 1,782,920
VF Corp.	21,200	1,541,664
		3,324,584
TOTAL CONSUMER DISCRETIONARY		45,599,725
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Carlsberg AS Series B	2,775	198,882
Dr Pepper Snapple Group, Inc.	33,600	879,984
		1,078,866
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	27,200	843,472
Wal-Mart Stores, Inc.	27,500	1,500,125
		2,343,597
Food Products - 0.4%
B&G Foods, Inc. Class A	96,900	829,464
Ralcorp Holdings, Inc. (a)	17,300	1,002,016
Tyson Foods, Inc. Class A	96,800	1,163,536
		2,995,016
Household Products - 0.5%
Energizer Holdings, Inc. (a)	14,400	811,296
Procter & Gamble Co.	41,200	2,568,820
		3,380,116
Personal Products - 0.2%
Avon Products, Inc.	34,400	1,178,200
TOTAL CONSUMER STAPLES		10,975,795
ENERGY - 7.7%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	37,400	1,645,600
Nabors Industries Ltd. (a)	47,800	987,070
National Oilwell Varco, Inc.	136,000	5,850,720
Noble Corp.	41,300	1,706,103
Schlumberger Ltd.	46,660	2,981,107
Smith International, Inc.	25,000	679,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	18,400	$ 1,571,176
Weatherford International Ltd. (a)	87,100	1,454,570
		16,875,846
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	111,144	4,112,328
Arch Coal, Inc.	35,100	732,186
Cabot Oil & Gas Corp.	49,100	1,880,530
Chesapeake Energy Corp.	95,400	2,281,968
Marathon Oil Corp.	46,300	1,510,306
Noble Energy, Inc.	22,800	1,487,700
Occidental Petroleum Corp.	59,700	4,823,163
Petrohawk Energy Corp. (a)	39,100	873,494
Plains Exploration & Production Co. (a)	33,400	908,814
Range Resources Corp.	46,600	2,196,258
Royal Dutch Shell PLC:
Class A sponsored ADR	32,100	1,918,296
Class B ADR	116,800	6,755,712
Southwestern Energy Co. (a)	74,800	3,288,208
Suncor Energy, Inc.	23,704	851,143
		33,620,106
TOTAL ENERGY		50,495,952
FINANCIALS - 27.4%
Capital Markets - 1.3%
Charles Schwab Corp.	53,500	980,655
Morgan Stanley	197,400	6,233,892
State Street Corp.	29,400	1,214,220
		8,428,767
Commercial Banks - 2.9%
City National Corp.	8,400	331,464
Comerica, Inc.	49,800	1,417,806
Huntington Bancshares, Inc.	138,100	527,542
KeyCorp	134,445	787,848
National Penn Bancshares, Inc.	54,300	299,736
PNC Financial Services Group, Inc.	60,824	3,467,576
SVB Financial Group (a)	9,000	340,740
U.S. Bancorp, Delaware	113,600	2,741,168
Umpqua Holdings Corp.	31,200	366,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	280,400	$ 7,862,416
Wilmington Trust Corp., Delaware	47,900	587,733
		18,730,941
Consumer Finance - 0.6%
American Express Co.	92,900	3,886,007
Diversified Financial Services - 4.1%
Bank of America Corp.	915,737	14,514,424
JPMorgan Chase & Co.	274,294	11,654,752
Moody's Corp.	28,200	655,086
Sands China Ltd.	34,000	40,889
		26,865,151
Insurance - 2.0%
Arch Capital Group Ltd. (a)	11,700	817,128
Assured Guaranty Ltd.	18,600	421,848
Axis Capital Holdings Ltd.	92,218	2,581,182
Everest Re Group Ltd.	46,100	3,923,571
Lincoln National Corp.	119,694	2,742,190
Platinum Underwriters Holdings Ltd.	22,000	776,380
The Travelers Companies, Inc.	36,900	1,933,191
		13,195,490
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	117,800	1,916,606
Alexandria Real Estate Equities, Inc.	36,400	2,051,868
Apartment Investment & Management Co. Class A	162,184	2,191,106
AvalonBay Communities, Inc.	16,675	1,204,602
Boston Properties, Inc.	41,094	2,752,476
Brandywine Realty Trust (SBI)	175,500	1,723,410
Camden Property Trust (SBI)	47,300	1,832,875
CBL & Associates Properties, Inc.	408,820	3,785,673
Corporate Office Properties Trust (SBI)	68,000	2,324,920
Developers Diversified Realty Corp.	222,953	2,256,284
DiamondRock Hospitality Co.	219,823	1,767,377
Digital Realty Trust, Inc.	90,100	4,384,266
Duke Realty LP	246,500	2,763,265
DuPont Fabros Technology, Inc. (a)	3,800	60,914
Equity Residential (SBI)	99,445	3,203,123
Essex Property Trust, Inc.	38,900	3,102,275
First Industrial Realty Trust, Inc.	86,000	383,560
Franklin Street Properties Corp.	48,780	550,726
HCP, Inc.	95,300	2,982,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	58,100	$ 1,283,429
Highwoods Properties, Inc. (SBI)	72,700	2,225,347
Home Properties, Inc.	25,100	1,127,743
Host Hotels & Resorts, Inc.	71,559	752,801
Kimco Realty Corp.	54,812	675,284
Kite Realty Group Trust	161,870	513,128
Nationwide Health Properties, Inc.	4,100	139,441
Omega Healthcare Investors, Inc.	41,000	741,690
Plum Creek Timber Co., Inc. (e)	55,600	1,917,644
Potlatch Corp.	59,530	1,752,563
ProLogis Trust	426,865	5,583,394
Public Storage	46,736	3,719,251
Ramco-Gershenson Properties Trust (SBI)	19,400	176,540
Rayonier, Inc.	19,104	759,193
Regency Centers Corp.	22,800	763,116
Simon Property Group, Inc.	121,545	8,831,460
SL Green Realty Corp.	96,200	4,273,204
Sunstone Hotel Investors, Inc.	431,856	3,498,034
Tanger Factory Outlet Centers, Inc.	16,659	653,866
The Macerich Co. (e)	130,110	3,872,074
U-Store-It Trust	404,592	2,633,894
Ventas, Inc.	153,800	6,602,634
Vornado Realty Trust	59,893	3,920,596
		97,654,542
Real Estate Management & Development - 1.3%
BR Malls Participacoes SA (a)	40,500	549,074
CB Richard Ellis Group, Inc. Class A (a)	403,900	4,616,577
Forest City Enterprises, Inc. Class A	25,200	270,396
Forestar Group, Inc. (a)	102,000	1,892,100
Iguatemi Empresa de Shopping Centers SA	8,500	136,203
Jones Lang LaSalle, Inc.	18,200	925,834
		8,390,184
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	1,335,906
TOTAL FINANCIALS		178,486,988
HEALTH CARE - 4.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	27,800	1,566,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	10,700	$ 502,258
Genzyme Corp. (a)	6,000	304,200
OREXIGEN Therapeutics, Inc. (a)	43,800	292,146
Protalix BioTherapeutics, Inc. (a)	35,600	351,016
Targacept, Inc. (a)	22,100	517,361
		3,533,511
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	31,306	264,849
AGA Medical Holdings, Inc.	22,200	277,056
Cooper Companies, Inc.	23,800	797,062
Covidien PLC	43,282	2,026,463
ev3, Inc. (a)	26,100	331,470
		3,696,900
Health Care Providers & Services - 1.1%
Aetna, Inc.	25,200	733,572
Brookdale Senior Living, Inc. (a)	32,200	501,676
CIGNA Corp.	45,800	1,469,264
Emeritus Corp. (a)	116,151	1,816,602
Health Management Associates, Inc. Class A (a)	128,000	784,640
Medco Health Solutions, Inc. (a)	26,970	1,703,425
Sunrise Senior Living, Inc. (a)	32,975	103,212
		7,112,391
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	6,100	323,971
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)	18,300	246,318
Cadence Pharmaceuticals, Inc. (a)	34,400	295,496
Merck & Co., Inc.	86,700	3,139,407
Optimer Pharmaceuticals, Inc. (a)	19,400	213,012
Pfizer, Inc.	509,600	9,259,432
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,800	1,678,722
ViroPharma, Inc. (a)	46,900	354,564
		15,186,951
TOTAL HEALTH CARE		29,853,724
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.4%
Precision Castparts Corp.	7,200	$ 746,496
United Technologies Corp.	25,200	1,694,448
		2,440,944
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	469,901
Building Products - 0.7%
Masco Corp.	136,800	1,857,744
Owens Corning (a)	118,900	2,809,607
		4,667,351
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	59,000	1,214,220
Republic Services, Inc.	41,670	1,175,094
		2,389,314
Electrical Equipment - 0.7%
Acuity Brands, Inc.	19,000	613,320
Regal-Beloit Corp.	54,200	2,572,332
Rockwell Automation, Inc.	31,000	1,348,190
		4,533,842
Industrial Conglomerates - 0.2%
Textron, Inc.	84,200	1,688,210
Machinery - 1.0%
Cummins, Inc.	71,700	3,219,330
Danaher Corp.	24,100	1,709,172
The Stanley Works	25,910	1,258,449
Timken Co.	24,600	606,882
		6,793,833
Professional Services - 0.1%
Manpower, Inc.	17,100	842,346
Road & Rail - 1.4%
Arkansas Best Corp.	49,000	1,206,380
Avis Budget Group, Inc. (a)	80,700	786,825
Con-way, Inc.	39,100	1,184,730
CSX Corp.	63,300	3,005,484
Union Pacific Corp.	46,300	2,928,938
		9,112,357
TOTAL INDUSTRIALS		32,938,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.1%
Adtran, Inc.	61,300	$ 1,295,269
Cisco Systems, Inc. (a)	68,300	1,598,220
Juniper Networks, Inc. (a)	104,400	2,727,972
QUALCOMM, Inc.	32,300	1,453,500
		7,074,961
Computers & Peripherals - 0.6%
Dell, Inc. (a)	105,000	1,482,600
Hewlett-Packard Co.	41,000	2,011,460
Western Digital Corp. (a)	18,100	666,804
		4,160,864
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	25,700	1,058,840
Arrow Electronics, Inc. (a)	64,033	1,682,787
Avnet, Inc. (a)	67,100	1,828,475
Flextronics International Ltd. (a)	105,400	745,178
Ingram Micro, Inc. Class A (a)	82,550	1,402,525
Itron, Inc. (a)	15,051	914,950
Tyco Electronics Ltd.	73,500	1,705,935
		9,338,690
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	608,124
IT Services - 0.2%
Fidelity National Information Services, Inc.	41,500	937,900
MasterCard, Inc. Class A	3,000	722,580
		1,660,480
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	152,300	1,874,813
ASML Holding NV (NY Shares)	53,700	1,664,163
FormFactor, Inc. (a)	200	3,390
International Rectifier Corp. (a)	59,500	1,113,840
Lam Research Corp. (a)	40,300	1,369,797
Micron Technology, Inc. (a)	226,100	1,700,272
ON Semiconductor Corp. (a)	476,100	3,694,536
Samsung Electronics Co. Ltd.	1,042	643,761
Standard Microsystems Corp. (a)	25,347	487,676
Teradyne, Inc. (a)	102,500	908,150
		13,460,398
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
BMC Software, Inc. (a)	46,800	$ 1,812,564
Microsoft Corp.	61,800	1,817,538
		3,630,102
TOTAL INFORMATION TECHNOLOGY		39,933,619
MATERIALS - 2.6%
Chemicals - 1.3%
Albemarle Corp.	55,956	1,888,515
Ashland, Inc.	31,100	1,117,423
Celanese Corp. Class A	87,700	2,609,952
Cytec Industries, Inc.	32,200	1,094,156
Dow Chemical Co.	52,600	1,461,228
Nitto Denko Corp.	10,600	338,694
Shin-Etsu Chemical Co., Ltd.	5,400	292,567
		8,802,535
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	10,607	878,260
Goldcorp, Inc.	10,700	446,754
Newcrest Mining Ltd.	15,135	509,905
Newmont Mining Corp.	8,000	429,120
Steel Dynamics, Inc.	83,600	1,414,512
		3,678,551
Paper & Forest Products - 0.7%
Weyerhaeuser Co.	109,400	4,260,036
TOTAL MATERIALS		16,741,122
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	187,000	682,550
Verizon Communications, Inc.	255,900	8,050,614
		8,733,164
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	55,358	2,031,085
Sprint Nextel Corp. (a)	362,500	1,344,875
		3,375,960
TOTAL TELECOMMUNICATION SERVICES		12,109,124
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.9%
Entergy Corp.	29,500	$ 2,320,175
FirstEnergy Corp.	79,900	3,442,092
		5,762,267
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	65,100	2,071,482
Dynegy, Inc. Class A (a)	384,700	696,307
		2,767,789
Multi-Utilities - 0.4%
Sempra Energy	50,600	2,688,884
TOTAL UTILITIES		11,218,940
TOTAL COMMON STOCKS (Cost $402,994,732)		428,353,087
Preferred Stocks - 18.1%

Convertible Preferred Stocks - 5.7%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Autoliv, Inc. 8.00%	18,800	1,048,476
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	844,560
Media - 0.5%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	139,178
Interpublic Group of Companies, Inc. 5.25%	4,236	2,872,813
		3,011,991
TOTAL CONSUMER DISCRETIONARY		4,905,027
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Archer Daniels Midland Co. 6.25%	4,700	198,199
Bunge Ltd. 5.125%	792	486,454
		684,653
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 4.50%	20,700	1,575,788
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.:
4.99% (f)	2,000	$ 1,776,100
4.99%	592	525,726
SandRidge Energy, Inc. 8.50% (a)(f)	3,000	418,320
		4,295,934
FINANCIALS - 1.6%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	15,300	518,364
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	750,442
KeyCorp Series A, 7.75%	9,000	751,860
Regions Financial Corp. 10.00%	1,032	1,425,450
Wells Fargo & Co. 7.50%	2,990	2,652,220
		5,579,972
Diversified Financial Services - 0.5%
AMG Capital Trust I 5.10%	5,800	226,200
Bank of America Corp. Series L, 7.25%	1,139	970,998
Dole Food Automatic Common Exchange Security Trust 7.00% (a)(f)	12,000	137,520
United Rentals Trust I 6.50% QUIPS	72,800	2,047,864
		3,382,582
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	76,500
HRPT Properties Trust 6.50%	34,390	563,136
Simon Property Group, Inc. 6.00%	2,100	130,662
		770,298
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (a)(f)	2,700	270,000
12.00% (a)(f)	1,000	100,000
		370,000
TOTAL FINANCIALS		10,621,216
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	2,873	$ 2,303,255
Omnicare Capital Trust II Series B, 4.00%	5,100	179,928
		2,483,183
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	612	683,145
TOTAL HEALTH CARE		3,166,328
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,700	1,989,900
MATERIALS - 0.7%
Chemicals - 0.6%
Celanese Corp. 4.25%	93,100	3,537,800
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	7,400	876,456
TOTAL MATERIALS		4,414,256
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	6,300	368,550
UTILITIES - 1.0%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	3,300	166,353
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (f)	1,650	1,975,050
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,683,000
TOTAL UTILITIES		6,824,403
TOTAL CONVERTIBLE PREFERRED STOCKS		37,270,267
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 12.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	$ 836,000
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,870,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,937,500
FINANCIALS - 6.3%
Capital Markets - 2.0%
BNY Capital V 5.95%	115,000	2,854,300
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	2,765,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	853,200
Series D, 4.00%	200,000	4,036,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,582,400
		13,090,900
Commercial Banks - 1.7%
Barclays Bank PLC Series 2 6.625%	40,000	768,400
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,400,000
Keycorp Capital IX 6.75%	6,882	130,345
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	410,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	760,000
6.50%	40,000	926,000
6.80%	160,000	3,691,200
USB Capital XII 6.30%	80,000	1,748,000
		10,834,745
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	47,052
Diversified Financial Services - 0.6%
Bank of America Corp.:
Series D, 6.204%	20,000	354,800
Series H, 8.20%	56,015	1,232,330
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	415,800
General Electric Capital Corp. 6.05%	40,000	967,600
GMAC, Inc. 7.00% (a)(f)	25	15,063
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
RBS Capital Funding Trust V Series E 5.90%	20,000	$ 205,200
RBS Capital Funding Trust VII Series G 6.08%	40,400	412,080
		3,602,873
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	836,000
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,726,150
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,963,750
Series C, 7.00%	100,000	1,915,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	490,000
Public Storage Series M, 6.625%	50,000	1,135,000
Vornado Realty Trust Series E, 7.00%	40,000	900,400
		9,130,300
Thrifts & Mortgage Finance - 0.5%
Fannie Mae:
Series E, 5.10% (a)	27,562	41,343
Series H, 5.81% (a)	71,200	86,864
Series I, 5.375% (a)	5,000	7,000
Series L, 5.125% (a)	140,900	156,399
Series N, 5.50% (a)	92,650	106,548
Series O, 7.00% (a)	42,200	35,870
Series R, 7.65% (a)	40,000	27,200
Series T, 8.25% (a)	40,000	27,600
Freddie Mac:
Series F, 5.00% (a)	68,500	89,735
Series H, 5.10% (a)	10,300	13,699
Series K, 5.79% (a)	25,200	32,508
Series O, 5.81% (a)	19,500	27,495
Series R, 5.70% (a)	117,000	147,420
Series S, 0.00% (a)	10,000	11,200
Series U, 5.90% (a)	40,000	28,800
Series V, 5.57% (a)	566,000	384,880
Series W, 5.66% (a)	161,600	108,272
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,996,000
		3,328,833
TOTAL FINANCIALS		40,870,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	$ 814,275
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,245,632
UTILITIES - 4.5%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	140,000
5.20%	57,300	1,317,327
5.625%	80,000	1,832,504
6.45%	80,000	2,005,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	900,000
Duquesne Light Co. 6.50%	66,050	2,972,250
FPL Group Capital Trust I 5.875%	20,000	508,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,576,800
Mid-American Energy Co. 4.40%	5,000	380,938
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,491,260
PPL Electric Utilities Corp. 6.25%	190,000	4,470,947
Southern California Edison Co.:
6.125%	35,000	3,080,000
Series C:
4.24%	34,600	614,150
6.00%	20,000	1,800,626
Series D, 4.32%	15,000	274,500
		24,818,952
Independent Power Producers & Energy Traders - 0.1%
Heco Capital Trust III 6.50%	12,000	285,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	$ 2,255,595
San Diego Gas & Electric Co. 1.70%	67,548	1,732,606
		3,988,201
TOTAL UTILITIES		29,092,273
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,666,383
TOTAL PREFERRED STOCKS (Cost $172,764,959)		117,936,650
Preferred Securities - 1.0%
	Principal Amount
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	2,096,358
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	112,060
		2,208,418
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,021,094
TOTAL PREFERRED SECURITIES (Cost $6,755,957)		6,229,512
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.21% (h)	5,601,191	5,601,191
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(h)	5,122,068	5,122,068
TOTAL MONEY MARKET FUNDS (Cost $10,723,259)		10,723,259
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	$ 34,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $680,057,221)		656,070,169
NET OTHER ASSETS - (0.7)%		(4,539,777)
NET ASSETS - 100%		$ 651,530,392
Security Type Abbreviations

PIERS	-	Preferred Income Equity Redeemable Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,687,069 or 3.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,924
Banc of America Securities LLC	3,847
Bank of America, NA	1,924
Barclays Capital, Inc.	3,847
Credit Suisse Securities (USA) LLC	2,452
Deutsche Bank Securities, Inc.	4,031
HSBC Securities (USA), Inc.	5,394
ING Financial Markets LLC	962
J.P. Morgan Securities, Inc.	1,924
Mizuho Securities USA, Inc.	1,924
Morgan Stanley & Co., Inc.	1,924
Societe Generale, New York Branch	3,847
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,594
Fidelity Securities Lending Cash Central Fund	32,893
Total	$ 83,487
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,340,752	$ 45,456,291	$ 5,884,461	$ -
Consumer Staples	14,530,448	10,975,795	3,554,653	-
Energy	56,729,386	50,495,952	6,233,434	-
Financials	229,978,907	219,297,733	10,681,174	-
Health Care	33,020,052	29,853,724	3,166,328	-
Industrials	32,938,098	32,938,098	-	-
Information Technology	41,923,519	39,933,619	1,989,900	-
Materials	21,969,653	16,924,136	5,045,517	-
Telecommunication Services	16,723,306	16,354,756	368,550	-
Utilities	47,135,616	22,728,948	24,406,668	-
Corporate Bonds	92,793,661	-	92,793,561	100
Preferred Securities	6,229,512	-	6,229,512	-
Money Market Funds	10,723,259	10,723,259	-	-
Cash Equivalents	34,000	-	34,000	-
Total Investments in Securities:	$ 656,070,169	$ 495,682,311	$ 160,387,758	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	964,683
Total Unrealized Gain (Loss)	691,612
Cost of Purchases	-
Proceeds of Sales	(2,537,683)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,118,512)
Ending Balance	$ 100
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.7%
BBB	2.7%
BB	2.4%
B	3.3%
CCC,CC,C	1.9%
Not Rated	2.2%
Equities	83.8%
Short-Term Investments and Net Other Assets	1.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $281,780,088 of which $132,429,856 and $149,350,232 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $5,197,160 and repurchase agreements of $34,000) - See accompanying schedule: Unaffiliated issuers (cost $669,333,962)	$ 645,346,910
Fidelity Central Funds (cost $10,723,259)	10,723,259
Total Investments (cost $680,057,221)		$ 656,070,169
Cash		11,865
Receivable for investments sold		1,924,098
Receivable for fund shares sold		505,065
Dividends receivable		1,260,029
Interest receivable		787,198
Distributions receivable from Fidelity Central Funds		3,512
Prepaid expenses		2,532
Other receivables		5,919
Total assets		660,570,387

Liabilities
Payable for investments purchased	$ 1,080,855
Payable for fund shares redeemed	2,221,062
Accrued management fee	305,489
Distribution fees payable	87,752
Other affiliated payables	161,751
Other payables and accrued expenses	61,018
Collateral on securities loaned, at value	5,122,068
Total liabilities		9,039,995

Net Assets		$ 651,530,392
Net Assets consist of:
Paid in capital		$ 980,106,613
Undistributed net investment income		3,273,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(307,862,266)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(23,987,115)
Net Assets		$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,579,984 ÷ 8,169,896 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($60,133,562 ÷ 6,591,736 shares)	$ 9.12

Maximum offering price per share (100/96.50 of $9.12)	$ 9.45
Class B: Net Asset Value and offering price per share ($16,097,999 ÷ 1,769,141 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($39,920,425 ÷ 4,382,715 shares)A	$ 9.11

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($444,401,159 ÷ 48,502,387 shares)	$ 9.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,397,263 ÷ 1,791,882 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2009

Investment Income
Dividends		$ 19,779,979
Interest		4,723,801
Income from Fidelity Central Funds		83,487
Total income		24,587,267

Expenses
Management fee	$ 3,229,093
Transfer agent fees	1,673,840
Distribution fees	964,602
Accounting and security lending fees	222,062
Custodian fees and expenses	50,637
Independent trustees' compensation	2,090
Registration fees	82,323
Audit	58,345
Legal	2,769
Miscellaneous	60,380
Total expenses before reductions	6,346,141
Expense reductions	(30,012)	6,316,129
Net investment income (loss)		18,271,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(96,063,192)
Foreign currency transactions	(642)
Total net realized gain (loss)		(96,063,834)
Change in net unrealized appreciation (depreciation) on: Investment securities	255,362,827
Assets and liabilities in foreign currencies	572
Total change in net unrealized appreciation (depreciation)		255,363,399
Net gain (loss)		159,299,565
Net increase (decrease) in net assets resulting from operations		$ 177,570,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,271,138	$ 25,756,689
Net realized gain (loss)	(96,063,834)	(200,162,356)
Change in net unrealized appreciation (depreciation)	255,363,399	(389,117,706)
Net increase (decrease) in net assets resulting from operations	177,570,703	(563,523,373)
Distributions to shareholders from net investment income	(17,557,434)	(29,829,746)
Distributions to shareholders from net realized gain	-	(76,044,131)
Total distributions	(17,557,434)	(105,873,877)
Share transactions - net increase (decrease)	(106,204,695)	(410,318,849)
Total increase (decrease) in net assets	53,808,574	(1,079,716,099)

Net Assets
Beginning of period	597,721,818	1,677,437,917
End of period (including undistributed net investment income of $3,273,160 and undistributed net investment income of $1,677,155, respectively)	$ 651,530,392	$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.23	.23	.20	.19	.18
Net realized and unrealized gain (loss)	2.25	(5.77)	.28	1.61	1.10
Total from investment operations	2.48	(5.54)	.48	1.80	1.28
Distributions from net investment income	(.22)	(.26)	(.20)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.22)	(.87)	(.86)	(.32)	(.19)
Net asset value, end of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Total Return A, B	37.12%	(44.44)%	3.59%	15.01%	11.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of fee waivers, if any	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of all reductions	1.21%	1.11%	1.09%	1.14%	1.13%
Net investment income (loss)	3.08%	2.05%	1.49%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,580	$ 70,691	$ 166,554	$ 70,083	$ 38,886
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.21	.20	.17	.17	.16
Net realized and unrealized gain (loss)	2.25	(5.75)	.27	1.59	1.09
Total from investment operations	2.46	(5.55)	.44	1.76	1.25
Distributions from net investment income	(.21)	(.23)	(.16)	(.16)	(.16)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.21)	(.84)	(.82)	(.29)	(.16)
Net asset value, end of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Total Return A, B	36.63%	(44.51)%	3.34%	14.70%	11.43%
Ratios to Average Net Assets D, F
Expenses before reductions	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of all reductions	1.45%	1.35%	1.32%	1.35%	1.35%
Net investment income (loss)	2.84%	1.81%	1.27%	1.31%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,134	$ 58,677	$ 158,962	$ 119,834	$ 79,920
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.17	.14	.09	.09	.09
Net realized and unrealized gain (loss)	2.25	(5.75)	.28	1.59	1.09
Total from investment operations	2.42	(5.61)	.37	1.68	1.18
Distributions from net investment income	(.17)	(.16)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.17)	(.77)	(.75)	(.21)	(.10)
Net asset value, end of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Total Return A, B	36.06%	(44.88)%	2.79%	14.05%	10.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.98%	1.92%	1.91%	1.96%	1.96%
Expenses net of fee waivers, if any	1.98%	1.92%	1.91%	1.96%	1.95%
Expenses net of all reductions	1.98%	1.91%	1.91%	1.96%	1.93%
Net investment income (loss)	2.31%	1.25%	.67%	.70%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,098	$ 15,375	$ 37,288	$ 23,992	$ 19,744
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.18	.14	.10	.10	.10
Net realized and unrealized gain (loss)	2.25	(5.75)	.27	1.58	1.09
Total from investment operations	2.43	(5.61)	.37	1.68	1.19
Distributions from net investment income	(.17)	(.16)	(.09)	(.09)	(.10)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.17)	(.77)	(.75)	(.22)	(.10)
Net asset value, end of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Total Return A, B	36.15%	(44.87)%	2.84%	14.05%	10.85%
Ratios to Average Net Assets D, F
Expenses before reductions	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of fee waivers, if any	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of all reductions	1.96%	1.88%	1.85%	1.88%	1.87%
Net investment income (loss)	2.33%	1.29%	.74%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,920	$ 42,499	$ 106,122	$ 75,301	$ 49,713
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Income from Investment Operations
Net investment income (loss) B	.26	.26	.25	.24	.22
Net realized and unrealized gain (loss)	2.25	(5.78)	.27	1.60	1.11
Total from investment operations	2.51	(5.52)	.52	1.84	1.33
Distributions from net investment income	(.25)	(.30)	(.23)	(.23)	(.22)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.25)	(.91)	(.89)	(.36)	(.22)
Net asset value, end of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Total Return A	37.37%	(44.24)%	3.92%	15.33%	12.08%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.81%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.93%	.81%	.79%	.80%	.82%
Expenses net of all reductions	.92%	.81%	.78%	.79%	.79%
Net investment income (loss)	3.36%	2.35%	1.80%	1.87%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113
Portfolio turnover rate D	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Income from Investment Operations
Net investment income (loss) B	.25	.26	.24	.23	.22
Net realized and unrealized gain (loss)	2.26	(5.77)	.28	1.59	1.10
Total from investment operations	2.51	(5.51)	.52	1.82	1.32
Distributions from net investment income	(.25)	(.30)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.25)	(.91)	(.89)	(.35)	(.22)
Net asset value, end of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Total Return A	37.44%	(44.23)%	3.94%	15.24%	11.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.91%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.91%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.91%	.83%	.80%	.82%	.81%
Net investment income (loss)	3.38%	2.34%	1.78%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,397	$ 18,141	$ 36,369	$ 13,771	$ 9,798
Portfolio turnover rate D	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend and Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 19, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,363,095
Gross unrealized depreciation	(120,835,193)
Net unrealized appreciation (depreciation)	$ (49,472,098)

Tax Cost	$ 705,542,267

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,676,029
Capital loss carryforward	$ (281,780,088)
Net unrealized appreciation (depreciation)	$ (49,472,161)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 17,557,434	$ 51,009,278
Long-term Capital Gains	-	54,864,599
Total	$ 17,557,434	$ 105,873,877

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $567,639,173 and $668,176,148, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 166,394	$ 4,031
Class T	.25%	.25%	273,722	522
Class B	.75%	.25%	148,170	111,385
Class C	.75%	.25%	376,316	27,048
			$ 964,602	$ 142,986

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,623
Class T	6,702
Class B*	46,444
Class C*	2,316
$ 79,085

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 211,002.32
Class T	168,219.31
Class B	50,086.34
Class C	119,662.32
Strategic Dividend and Income	1,082,950.28
Institutional Class	41,921.27
	$ 1,673,840

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,592 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,067 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Annual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32,893.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,012 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Class A	$ 1,975,781	$ 3,230,213
Class T	1,498,984	2,477,400
Class B	333,700	418,059
Class C	833,995	1,228,715
Strategic Dividend and Income	12,390,826	21,658,876
Institutional Class	524,148	816,483
Total	$ 17,557,434	$ 29,829,746

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended November 30,	2009	2008
From net realized gain
Class A	$ -	$ 7,739,913
Class T	-	7,183,781
Class B	-	1,725,963
Class C	-	4,866,308
Strategic Dividend and Income	-	52,877,519
Institutional Class	-	1,650,647
Total	$ -	$ 76,044,131

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009	2008	2009	2008
Class A
Shares sold	1,456,773	3,319,824	$ 11,169,980	$ 38,753,583
Reinvestment of distributions	242,636	815,447	1,717,704	9,796,514
Shares redeemed	(3,819,463)	(6,388,586)	(27,537,301)	(67,574,934)
Net increase (decrease)	(2,120,054)	(2,253,315)	$ (14,649,617)	$ (19,024,837)
Class T
Shares sold	689,440	1,080,061	$ 4,953,988	$ 12,422,009
Reinvestment of distributions	187,994	714,773	1,326,850	8,638,603
Shares redeemed	(2,832,833)	(5,232,896)	(20,002,560)	(54,907,682)
Net increase (decrease)	(1,955,399)	(3,438,062)	$ (13,721,722)	$ (33,847,070)
Class B
Shares sold	230,872	365,921	$ 1,641,555	$ 4,134,888
Reinvestment of distributions	40,129	145,154	280,676	1,761,098
Shares redeemed	(746,386)	(1,085,711)	(5,395,642)	(11,650,605)
Net increase (decrease)	(475,385)	(574,636)	$ (3,473,411)	$ (5,754,619)
Class C
Shares sold	529,694	1,138,047	$ 4,019,278	$ 13,142,979
Reinvestment of distributions	95,880	398,516	670,764	4,839,623
Shares redeemed	(2,444,886)	(3,354,748)	(17,406,771)	(35,492,461)
Net increase (decrease)	(1,819,312)	(1,818,185)	$ (12,716,729)	$ (17,509,859)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2009	2008	2009	2008
Strategic Dividend and Income
Shares sold	7,446,408	7,634,377	$ 61,455,928	$ 87,326,128
Reinvestment of distributions	1,520,981	5,520,287	10,836,576	66,760,848
Shares redeemed	(17,361,200)	(44,199,145)	(128,136,969)	(487,932,459)
Net increase (decrease)	(8,393,811)	(31,044,481)	$ (55,844,465)	$ (333,845,483)
Institutional Class
Shares sold	300,201	942,187	$ 2,210,457	$ 10,429,556
Reinvestment of distributions	50,635	142,399	360,319	1,705,367
Shares redeemed	(1,193,036)	(1,182,288)	(8,369,527)	(12,471,904)
Net increase (decrease)	(842,200)	(97,702)	$ (5,798,751)	$ (336,981)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Class A designates 33%, 66%, 68%, and 71%; Class T designates 37%, 69%, 74%, and 79%; Class B designates 47%, 77%, 89%, and 100%; and Class C designates 49%, 78%, 91%, and 100% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 35%, 74%, 76%, and 79%; Class T designates 39%, 78%, 83%, and 89%; Class B designates 49%, 86%, 100%, and 100%; and Class C designates 51%, 88%, 100%, and 100% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, resepctively during the fiscal year as amounts which may be taken into account as a dividend for puposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Strategic Dividend & Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2008 and the total expenses of each of Class T, Class B, and Class C ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-UANN-0110
1.802529.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Institutional Class

Annual Report

November 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2009	Past 1 year	Past 5 years	Life of fundA
Institutional Class	37.44%	0.56%	2.46%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Dividend & Income Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Near-frozen credit markets, sagging employment rates and bleak corporate earnings reports hampered the results of the four asset classes that make up Fidelity Advisor Strategic Dividend & Income Fund's Composite index in the early months of the year ending November 30, 2009. However, encouraged by the government's actions and improving economic indicators, capital markets saw marked improvements in March, and each index turned northward. For the most part, this upward momentum continued throughout the period and by November 30, all four asset classes saw double-digit gains for the full 12-month span. The Russell 3000® Value Index, a broad gauge for value-oriented U.S. stocks, rose 19.23% for the year, including a 20% increase in the final six months. Convertible bonds benefited from the spring equity rally and increased demand from bond investors attracted by their valuations. The BofA Merrill Lynch All US Convertibles Index ex Traditional Convertible PreferredsSM soared 49.11% for the 12 months. Reflecting investors' renewed appetite for riskier assets, the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index showed considerable improvement with a 39.03% advance. Meanwhile, more-defensive preferred stocks, as gauged by the The BofA Merrill Lynch DRD Eligible Preferred Securities Index, produced a 14.07% return.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Dividend & Income Fund on June 1, 2009: During the year, the fund's Class A, Class T, Class B and Class C shares gained 37.12%, 36.63%, 36.06% and 36.15%, respectively (excluding sales charges), easily outpacing the 26.44% return of the Fidelity Strategic Dividend & Income Composite Index. The main factor driving our outperformance versus the Composite index was favorable security selection within the underlying subportfolios. All four sleeves did quite well in absolute terms and also handily beat their respective benchmarks. Solid stock selection in the banks and thrifts sector, combined with a structural bias toward common stocks, high-yield bonds and more-volatile convertible preferreds, helped the preferred stock subportfolio become the top contributor to relative results. The large-cap value equity subportfolio benefited primarily from a sizable overweighting in the economically sensitive technology sector and favorable security selection in financials. The convertible securities sleeve had the biggest absolute return, aided by stock picking within the materials, health care and energy sectors. Meanwhile, the REIT sleeve was able to outperform its benchmark due in large part to favorable investments in cyclically sensitive industries, concentrating on companies with strong or improving balance sheets.

Comments from Joanna Bewick and Christopher Sharpe, who joined Bewick as Lead Co-Manager of Fidelity Advisor Strategic Dividend & Income Fund on June 1, 2009: During the year, the fund's Institutional Class shares gained 37.44%, easily outpacing the 26.44% return of the Fidelity Strategic Dividend & Income Composite Index. The main factor driving our outperformance versus the Composite index was favorable security selection within the underlying subportfolios. All four sleeves did quite well in absolute terms and also handily beat their respective benchmarks. Solid stock selection in the banks and thrifts sector, combined with a structural bias toward common stocks, high-yield bonds and more-volatile convertible preferreds, helped the preferred stock subportfolio become the top contributor to relative results. The large-cap value equity subportfolio benefited primarily from a sizable overweighting in the economically sensitive technology sector and favorable security selection in financials. The convertible securities sleeve had the biggest absolute return, aided by stock picking within the materials, health care and energy sectors. Meanwhile, the REIT sleeve was able to outperform its benchmark due in large part to favorable investments in cyclically sensitive industries, concentrating on companies with strong or improving balance sheets.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2009 to November 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period* June 1, 2009 to November 30, 2009
Class A	1.21%
Actual		$ 1,000.00	$ 1,222.60	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 6.12
Class T	1.44%
Actual		$ 1,000.00	$ 1,221.50	$ 8.02
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.28
Class B	1.99%
Actual		$ 1,000.00	$ 1,219.00	$ 11.07
HypotheticalA		$ 1,000.00	$ 1,015.09	$ 10.05
Class C	1.96%
Actual		$ 1,000.00	$ 1,218.50	$ 10.90
HypotheticalA		$ 1,000.00	$ 1,015.24	$ 9.90
Strategic Dividend and Income	.90%
Actual		$ 1,000.00	$ 1,225.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,225.60	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.66	$ 4.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Investments as of November 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.2	2.1
JPMorgan Chase & Co.	1.8	2.2
Pfizer, Inc.	1.4	1.0
Simon Property Group, Inc.	1.3	1.1
Verizon Communications, Inc.	1.3	0.7
Wells Fargo & Co.	1.2	1.9
Royal Dutch Shell PLC Class B ADR	1.0	0.0
Ventas, Inc.	1.0	0.8
Morgan Stanley	1.0	1.1
National Oilwell Varco, Inc.	0.9	0.0
	13.1
Top Five Market Sectors as of November 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	38.1	37.8
Energy	9.9	9.9
Information Technology	9.6	9.2
Consumer Discretionary	9.3	8.4
Health Care	8.6	8.6
Asset Allocation (% of fund's net assets)
As of November 30, 2009*		As of May 31, 2009**
	Common Stocks 65.7%		Common Stocks 63.8%
	Preferred Stocks 18.1%		Preferred Stocks 20.4%
	Convertible Bonds 12.4%		Convertible Bonds 12.0%
	Other Investments 2.8%		Other Investments 2.7%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	7.4%	** Foreign investments	7.0%

Annual Report

Investments November 30, 2009

Showing Percentage of Net Assets

Corporate Bonds - 14.2%
	Principal Amount	Value
Convertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.5%
ArvinMeritor, Inc.:
4% 2/15/27	$ 2,630,000	$ 1,650,325
4.625% 3/1/26 (d)	980,000	717,238
BorgWarner, Inc. 3.5% 4/15/12	700,000	833,700
TRW Automotive, Inc. 3.5% 12/1/15 (f)	200,000	203,030
		3,404,293
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	760,000	866,932
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	440,000	902,176
Regis Corp. 5% 7/15/14	40,000	49,375
		951,551
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	350,000	330,313
International Game Technology 3.25% 5/1/14 (f)	160,000	195,300
Morgans Hotel Group Co. 2.375% 10/15/14	200,000	130,750
Wyndham Worldwide Corp. 3.5% 5/1/12	330,000	521,044
		1,177,407
Household Durables - 0.2%
Newell Rubbermaid, Inc. 5.5% 3/15/14	580,000	1,070,825
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	223,630
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	720,000	529,685
Sonic Automotive, Inc. 5% 10/1/29	1,370,000	1,321,565
		1,851,250
TOTAL CONSUMER DISCRETIONARY		9,545,888
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Molson Coors Brewing Co. 2.5% 7/30/13	130,000	142,246
Food & Staples Retailing - 0.3%
Rite Aid Corp. 8.5% 5/15/15	1,670,000	1,561,450
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	110,000	111,994
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Chattem, Inc. 1.625% 5/1/14	$ 200,000	$ 204,125
TOTAL CONSUMER STAPLES		2,019,815
ENERGY - 1.2%
Energy Equipment & Services - 0.3%
Exterran Holdings, Inc. 4.25% 6/15/14	1,210,000	1,392,645
Schlumberger Ltd. 2.125% 6/1/23	360,000	578,700
SESI LLC 1.5% 12/15/26 (d)(f)	360,000	323,100
		2,294,445
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. 2.375% 4/15/15	520,000	509,184
Chesapeake Energy Corp. 2.5% 5/15/37	3,400,000	2,867,900
James River Coal Co. 4.5% 12/1/15 (f)	270,000	263,061
Peabody Energy Corp. 4.75% 12/15/66	780,000	764,400
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	305,250
Quicksilver Resources, Inc. 1.875% 11/1/24	690,000	768,522
Western Refining, Inc. 5.75% 6/15/14	200,000	155,343
		5,633,660
TOTAL ENERGY		7,928,105
FINANCIALS - 0.5%
Capital Markets - 0.0%
Janus Capital Group, Inc. 3.25% 7/15/14	110,000	129,668
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,780,000	1,593,100
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 8% 4/15/29 (f)	190,000	296,229
Health Care REIT, Inc. 4.75% 12/1/26	650,000	724,750
Ventas, Inc. 3.875% 11/15/11 (f)	710,000	791,206
		1,812,185
TOTAL FINANCIALS		3,534,953
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.5%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 990,000	$ 975,150
0.375% 2/1/13	1,050,000	1,044,750
Cephalon, Inc.:
2% 6/1/15	500,000	637,200
2.5% 5/1/14	250,000	255,000
Gilead Sciences, Inc. 0.625% 5/1/13	350,000	450,555
Protein Design Labs, Inc. 2% 2/15/12	120,000	113,250
		3,475,905
Health Care Equipment & Supplies - 1.5%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,267,600
2.5% 12/15/36	1,720,000	1,950,136
Hologic, Inc. 2% 12/15/37 (d)	410,000	332,100
Invacare Corp. 4.125% 2/1/27	110,000	125,263
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,570,000
3% 5/15/16	90,000	102,825
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	140,000	129,452
Medtronic, Inc. 1.625% 4/15/13	590,000	599,617
		10,076,993
Health Care Providers & Services - 0.5%
Chemed Corp. 1.875% 5/15/14	80,000	67,200
Laboratory Corp. of America Holdings 0% 9/11/21	750,000	736,050
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,470,000	2,211,391
Lincare Holdings, Inc. 2.75% 11/1/37	260,000	268,294
		3,282,935
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	430,000	877,200
Invitrogen Corp.:
1.5% 2/15/24	870,000	993,975
3.25% 6/15/25	400,000	468,520
		2,339,695
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,120,000	2,482,520
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
1.25% 3/15/12	$ 790,000	$ 804,852
3.75% 9/15/15 (f)	200,000	300,625
		3,587,997
TOTAL HEALTH CARE		22,763,525
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.:
2.75% 9/15/11	930,000	973,594
3% 8/15/24	160,000	196,300
GenCorp, Inc. 2.25% 11/15/24	720,000	637,200
		1,807,094
Airlines - 0.1%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	46,250
AMR Corp. 6.25% 10/15/14	100,000	87,750
JetBlue Airways Corp.:
6.75% 10/15/39	150,000	207,255
6.75% 10/15/39	150,000	208,755
UAL Corp. 4.5% 6/30/21	210,000	164,787
		714,797
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	10,720
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	495,225
Construction & Engineering - 0.0%
Fluor Corp. 1.5% 2/15/24	30,000	45,750
Quanta Services, Inc. 3.75% 4/30/26	190,000	196,294
		242,044
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	670,000	581,644
1% 10/15/12	350,000	324,275
		905,919
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	330,000	558,294
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.3%
AGCO Corp.:
1.25% 12/15/36	$ 360,000	$ 350,568
1.75% 12/31/33	70,000	99,050
Barnes Group, Inc.:
3.375% 3/15/27	220,000	199,650
3.75% 8/1/25	190,000	195,700
Danaher Corp. 0% 1/22/21	400,000	418,750
Terex Corp. 4% 6/1/15	300,000	413,700
		1,677,418
Road & Rail - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14	1,120,000	1,580,225
Trading Companies & Distributors - 0.2%
United Rentals, Inc. 4% 11/15/15	880,000	933,900
WESCO International, Inc. 6% 9/15/29	49,000	58,678
		992,578
TOTAL INDUSTRIALS		8,984,314
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	2,280,000	2,631,555
L-3 Communications Corp. 3% 8/1/35	50,000	51,125
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	524,081
Powerwave Technologies, Inc.:
1.875% 11/15/24	480,000	393,902
3.875% 10/1/27	220,000	140,250
		3,740,913
Computers & Peripherals - 0.3%
EMC Corp.:
1.75% 12/1/11	270,000	320,990
1.75% 12/1/13	1,320,000	1,610,400
Maxtor Corp. 2.375% 8/15/12	390,000	416,792
		2,348,182
Electronic Equipment & Components - 0.5%
Anixter International, Inc.:
0% 7/7/33	1,200,000	811,500
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Anixter International, Inc.: - continued
1% 2/15/13	$ 440,000	$ 406,725
Itron, Inc. 2.5% 8/1/26	1,570,000	1,851,619
		3,069,844
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	930,000	1,284,627
VeriSign, Inc. 3.25% 8/15/37	450,000	373,563
		1,658,190
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,060,000	3,190,050
VeriFone Holdings, Inc. 1.375% 6/15/12	890,000	762,063
		3,952,113
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	1,110,000	974,025
Amkor Technology, Inc. 6% 4/15/14 (f)	350,000	710,885
Intel Corp.:
2.95% 12/15/35	790,000	734,700
3.25% 8/1/39 (f)	850,000	939,293
Linear Technology Corp. 3% 5/1/27	320,000	308,800
Micron Technology, Inc.:
1.875% 6/1/14	300,000	245,250
4.25% 10/15/13	140,000	230,125
ON Semiconductor Corp. 2.625% 12/15/26	850,000	868,063
		5,011,141
Software - 0.2%
Informatica Corp. 3% 3/15/26	450,000	554,940
Symantec Corp.:
0.75% 6/15/11	100,000	109,110
1% 6/15/13	690,000	775,077
		1,439,127
TOTAL INFORMATION TECHNOLOGY		21,219,510
MATERIALS - 0.3%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	590,000	517,725
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
Allegheny Technologies, Inc. 4.25% 6/1/14	$ 210,000	$ 242,971
Newmont Mining Corp. 3% 2/15/12	230,000	307,487
Placer Dome, Inc. 2.75% 10/15/23	150,000	262,875
		813,333
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	376,138
TOTAL MATERIALS		1,707,196
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Time Warner Telecom, Inc. 2.375% 4/1/26	660,000	664,950
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	2,310,000	1,813,350
NII Holdings, Inc. 3.125% 6/15/12	290,000	262,088
SBA Communications Corp. 4% 10/1/14 (f)	170,000	213,571
		2,289,009
TOTAL TELECOMMUNICATION SERVICES		2,953,959
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	190,000	217,550
5.5% 6/15/29	170,000	197,846
		415,396
TOTAL CONVERTIBLE BONDS		81,072,661
Nonconvertible Bonds - 1.8%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
B&G Foods, Inc. 12% 10/30/16	96,900	678,040
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	$ 3,000,000	$ 2,700,360
Lehman Brothers Holdings, Inc. 1.0844% (c)(g)	1,000,000	100
		2,700,460
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,570,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	845,000
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,810,000
		4,225,000
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,470,000
TOTAL FINANCIALS		8,395,460
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,647,500
TOTAL NONCONVERTIBLE BONDS		11,721,000
TOTAL CORPORATE BONDS (Cost $86,784,314)		92,793,661
Common Stocks - 65.7%
	Shares
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.9%
BorgWarner, Inc.	17,500	528,675
Johnson Controls, Inc.	88,702	2,399,389
Modine Manufacturing Co.	67,000	712,210
Tenneco, Inc. (a)	23,300	335,986
The Goodyear Tire & Rubber Co. (a)	142,400	1,952,304
		5,928,564
Diversified Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	24,700	808,184
Regis Corp.	65,500	1,025,730
		1,833,914
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	23,400	$ 749,502
Darden Restaurants, Inc.	11,700	367,731
DineEquity, Inc.	18,700	398,497
Las Vegas Sands Corp. unit	4,270	1,118,612
MGM Mirage, Inc. (a)	26,200	276,934
Penn National Gaming, Inc. (a)	10,800	289,332
WMS Industries, Inc. (a)	13,000	505,440
		3,706,048
Household Durables - 2.5%
Black & Decker Corp.	26,100	1,584,009
D.R. Horton, Inc.	244,831	2,516,863
KB Home	230,699	3,125,971
Lennar Corp. Class A	231,800	2,936,906
M/I Homes, Inc. (a)	62,400	683,904
Meritage Homes Corp. (a)	49,300	879,019
Newell Rubbermaid, Inc.	96,400	1,398,764
Pulte Homes, Inc.	366,412	3,349,006
Toll Brothers, Inc. (a)	6,500	126,685
		16,601,127
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	14,700	367,794
Comcast Corp. Class A	117,500	1,723,725
McGraw-Hill Companies, Inc.	30,400	910,784
The Walt Disney Co.	104,600	3,161,012
Virgin Media, Inc.	134,857	2,219,746
		8,383,061
Multiline Retail - 0.3%
Target Corp.	41,500	1,932,240
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	18,800	738,840
Best Buy Co., Inc.	24,100	1,032,203
Gymboree Corp. (a)	17,100	682,632
Staples, Inc.	61,600	1,436,512
		3,890,187
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	23,200	$ 1,782,920
VF Corp.	21,200	1,541,664
		3,324,584
TOTAL CONSUMER DISCRETIONARY		45,599,725
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Carlsberg AS Series B	2,775	198,882
Dr Pepper Snapple Group, Inc.	33,600	879,984
		1,078,866
Food & Staples Retailing - 0.4%
CVS Caremark Corp.	27,200	843,472
Wal-Mart Stores, Inc.	27,500	1,500,125
		2,343,597
Food Products - 0.4%
B&G Foods, Inc. Class A	96,900	829,464
Ralcorp Holdings, Inc. (a)	17,300	1,002,016
Tyson Foods, Inc. Class A	96,800	1,163,536
		2,995,016
Household Products - 0.5%
Energizer Holdings, Inc. (a)	14,400	811,296
Procter & Gamble Co.	41,200	2,568,820
		3,380,116
Personal Products - 0.2%
Avon Products, Inc.	34,400	1,178,200
TOTAL CONSUMER STAPLES		10,975,795
ENERGY - 7.7%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	37,400	1,645,600
Nabors Industries Ltd. (a)	47,800	987,070
National Oilwell Varco, Inc.	136,000	5,850,720
Noble Corp.	41,300	1,706,103
Schlumberger Ltd.	46,660	2,981,107
Smith International, Inc.	25,000	679,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	18,400	$ 1,571,176
Weatherford International Ltd. (a)	87,100	1,454,570
		16,875,846
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)	111,144	4,112,328
Arch Coal, Inc.	35,100	732,186
Cabot Oil & Gas Corp.	49,100	1,880,530
Chesapeake Energy Corp.	95,400	2,281,968
Marathon Oil Corp.	46,300	1,510,306
Noble Energy, Inc.	22,800	1,487,700
Occidental Petroleum Corp.	59,700	4,823,163
Petrohawk Energy Corp. (a)	39,100	873,494
Plains Exploration & Production Co. (a)	33,400	908,814
Range Resources Corp.	46,600	2,196,258
Royal Dutch Shell PLC:
Class A sponsored ADR	32,100	1,918,296
Class B ADR	116,800	6,755,712
Southwestern Energy Co. (a)	74,800	3,288,208
Suncor Energy, Inc.	23,704	851,143
		33,620,106
TOTAL ENERGY		50,495,952
FINANCIALS - 27.4%
Capital Markets - 1.3%
Charles Schwab Corp.	53,500	980,655
Morgan Stanley	197,400	6,233,892
State Street Corp.	29,400	1,214,220
		8,428,767
Commercial Banks - 2.9%
City National Corp.	8,400	331,464
Comerica, Inc.	49,800	1,417,806
Huntington Bancshares, Inc.	138,100	527,542
KeyCorp	134,445	787,848
National Penn Bancshares, Inc.	54,300	299,736
PNC Financial Services Group, Inc.	60,824	3,467,576
SVB Financial Group (a)	9,000	340,740
U.S. Bancorp, Delaware	113,600	2,741,168
Umpqua Holdings Corp.	31,200	366,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	280,400	$ 7,862,416
Wilmington Trust Corp., Delaware	47,900	587,733
		18,730,941
Consumer Finance - 0.6%
American Express Co.	92,900	3,886,007
Diversified Financial Services - 4.1%
Bank of America Corp.	915,737	14,514,424
JPMorgan Chase & Co.	274,294	11,654,752
Moody's Corp.	28,200	655,086
Sands China Ltd.	34,000	40,889
		26,865,151
Insurance - 2.0%
Arch Capital Group Ltd. (a)	11,700	817,128
Assured Guaranty Ltd.	18,600	421,848
Axis Capital Holdings Ltd.	92,218	2,581,182
Everest Re Group Ltd.	46,100	3,923,571
Lincoln National Corp.	119,694	2,742,190
Platinum Underwriters Holdings Ltd.	22,000	776,380
The Travelers Companies, Inc.	36,900	1,933,191
		13,195,490
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	117,800	1,916,606
Alexandria Real Estate Equities, Inc.	36,400	2,051,868
Apartment Investment & Management Co. Class A	162,184	2,191,106
AvalonBay Communities, Inc.	16,675	1,204,602
Boston Properties, Inc.	41,094	2,752,476
Brandywine Realty Trust (SBI)	175,500	1,723,410
Camden Property Trust (SBI)	47,300	1,832,875
CBL & Associates Properties, Inc.	408,820	3,785,673
Corporate Office Properties Trust (SBI)	68,000	2,324,920
Developers Diversified Realty Corp.	222,953	2,256,284
DiamondRock Hospitality Co.	219,823	1,767,377
Digital Realty Trust, Inc.	90,100	4,384,266
Duke Realty LP	246,500	2,763,265
DuPont Fabros Technology, Inc. (a)	3,800	60,914
Equity Residential (SBI)	99,445	3,203,123
Essex Property Trust, Inc.	38,900	3,102,275
First Industrial Realty Trust, Inc.	86,000	383,560
Franklin Street Properties Corp.	48,780	550,726
HCP, Inc.	95,300	2,982,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc.	58,100	$ 1,283,429
Highwoods Properties, Inc. (SBI)	72,700	2,225,347
Home Properties, Inc.	25,100	1,127,743
Host Hotels & Resorts, Inc.	71,559	752,801
Kimco Realty Corp.	54,812	675,284
Kite Realty Group Trust	161,870	513,128
Nationwide Health Properties, Inc.	4,100	139,441
Omega Healthcare Investors, Inc.	41,000	741,690
Plum Creek Timber Co., Inc. (e)	55,600	1,917,644
Potlatch Corp.	59,530	1,752,563
ProLogis Trust	426,865	5,583,394
Public Storage	46,736	3,719,251
Ramco-Gershenson Properties Trust (SBI)	19,400	176,540
Rayonier, Inc.	19,104	759,193
Regency Centers Corp.	22,800	763,116
Simon Property Group, Inc.	121,545	8,831,460
SL Green Realty Corp.	96,200	4,273,204
Sunstone Hotel Investors, Inc.	431,856	3,498,034
Tanger Factory Outlet Centers, Inc.	16,659	653,866
The Macerich Co. (e)	130,110	3,872,074
U-Store-It Trust	404,592	2,633,894
Ventas, Inc.	153,800	6,602,634
Vornado Realty Trust	59,893	3,920,596
		97,654,542
Real Estate Management & Development - 1.3%
BR Malls Participacoes SA (a)	40,500	549,074
CB Richard Ellis Group, Inc. Class A (a)	403,900	4,616,577
Forest City Enterprises, Inc. Class A	25,200	270,396
Forestar Group, Inc. (a)	102,000	1,892,100
Iguatemi Empresa de Shopping Centers SA	8,500	136,203
Jones Lang LaSalle, Inc.	18,200	925,834
		8,390,184
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	128,700	1,335,906
TOTAL FINANCIALS		178,486,988
HEALTH CARE - 4.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	27,800	1,566,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	10,700	$ 502,258
Genzyme Corp. (a)	6,000	304,200
OREXIGEN Therapeutics, Inc. (a)	43,800	292,146
Protalix BioTherapeutics, Inc. (a)	35,600	351,016
Targacept, Inc. (a)	22,100	517,361
		3,533,511
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	31,306	264,849
AGA Medical Holdings, Inc.	22,200	277,056
Cooper Companies, Inc.	23,800	797,062
Covidien PLC	43,282	2,026,463
ev3, Inc. (a)	26,100	331,470
		3,696,900
Health Care Providers & Services - 1.1%
Aetna, Inc.	25,200	733,572
Brookdale Senior Living, Inc. (a)	32,200	501,676
CIGNA Corp.	45,800	1,469,264
Emeritus Corp. (a)	116,151	1,816,602
Health Management Associates, Inc. Class A (a)	128,000	784,640
Medco Health Solutions, Inc. (a)	26,970	1,703,425
Sunrise Senior Living, Inc. (a)	32,975	103,212
		7,112,391
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	6,100	323,971
Pharmaceuticals - 2.3%
Ardea Biosciences, Inc. (a)	18,300	246,318
Cadence Pharmaceuticals, Inc. (a)	34,400	295,496
Merck & Co., Inc.	86,700	3,139,407
Optimer Pharmaceuticals, Inc. (a)	19,400	213,012
Pfizer, Inc.	509,600	9,259,432
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,800	1,678,722
ViroPharma, Inc. (a)	46,900	354,564
		15,186,951
TOTAL HEALTH CARE		29,853,724
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.4%
Precision Castparts Corp.	7,200	$ 746,496
United Technologies Corp.	25,200	1,694,448
		2,440,944
Airlines - 0.1%
Delta Air Lines, Inc. (a)	57,375	469,901
Building Products - 0.7%
Masco Corp.	136,800	1,857,744
Owens Corning (a)	118,900	2,809,607
		4,667,351
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	59,000	1,214,220
Republic Services, Inc.	41,670	1,175,094
		2,389,314
Electrical Equipment - 0.7%
Acuity Brands, Inc.	19,000	613,320
Regal-Beloit Corp.	54,200	2,572,332
Rockwell Automation, Inc.	31,000	1,348,190
		4,533,842
Industrial Conglomerates - 0.2%
Textron, Inc.	84,200	1,688,210
Machinery - 1.0%
Cummins, Inc.	71,700	3,219,330
Danaher Corp.	24,100	1,709,172
The Stanley Works	25,910	1,258,449
Timken Co.	24,600	606,882
		6,793,833
Professional Services - 0.1%
Manpower, Inc.	17,100	842,346
Road & Rail - 1.4%
Arkansas Best Corp.	49,000	1,206,380
Avis Budget Group, Inc. (a)	80,700	786,825
Con-way, Inc.	39,100	1,184,730
CSX Corp.	63,300	3,005,484
Union Pacific Corp.	46,300	2,928,938
		9,112,357
TOTAL INDUSTRIALS		32,938,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.1%
Adtran, Inc.	61,300	$ 1,295,269
Cisco Systems, Inc. (a)	68,300	1,598,220
Juniper Networks, Inc. (a)	104,400	2,727,972
QUALCOMM, Inc.	32,300	1,453,500
		7,074,961
Computers & Peripherals - 0.6%
Dell, Inc. (a)	105,000	1,482,600
Hewlett-Packard Co.	41,000	2,011,460
Western Digital Corp. (a)	18,100	666,804
		4,160,864
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	25,700	1,058,840
Arrow Electronics, Inc. (a)	64,033	1,682,787
Avnet, Inc. (a)	67,100	1,828,475
Flextronics International Ltd. (a)	105,400	745,178
Ingram Micro, Inc. Class A (a)	82,550	1,402,525
Itron, Inc. (a)	15,051	914,950
Tyco Electronics Ltd.	73,500	1,705,935
		9,338,690
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	608,124
IT Services - 0.2%
Fidelity National Information Services, Inc.	41,500	937,900
MasterCard, Inc. Class A	3,000	722,580
		1,660,480
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	152,300	1,874,813
ASML Holding NV (NY Shares)	53,700	1,664,163
FormFactor, Inc. (a)	200	3,390
International Rectifier Corp. (a)	59,500	1,113,840
Lam Research Corp. (a)	40,300	1,369,797
Micron Technology, Inc. (a)	226,100	1,700,272
ON Semiconductor Corp. (a)	476,100	3,694,536
Samsung Electronics Co. Ltd.	1,042	643,761
Standard Microsystems Corp. (a)	25,347	487,676
Teradyne, Inc. (a)	102,500	908,150
		13,460,398
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
BMC Software, Inc. (a)	46,800	$ 1,812,564
Microsoft Corp.	61,800	1,817,538
		3,630,102
TOTAL INFORMATION TECHNOLOGY		39,933,619
MATERIALS - 2.6%
Chemicals - 1.3%
Albemarle Corp.	55,956	1,888,515
Ashland, Inc.	31,100	1,117,423
Celanese Corp. Class A	87,700	2,609,952
Cytec Industries, Inc.	32,200	1,094,156
Dow Chemical Co.	52,600	1,461,228
Nitto Denko Corp.	10,600	338,694
Shin-Etsu Chemical Co., Ltd.	5,400	292,567
		8,802,535
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	10,607	878,260
Goldcorp, Inc.	10,700	446,754
Newcrest Mining Ltd.	15,135	509,905
Newmont Mining Corp.	8,000	429,120
Steel Dynamics, Inc.	83,600	1,414,512
		3,678,551
Paper & Forest Products - 0.7%
Weyerhaeuser Co.	109,400	4,260,036
TOTAL MATERIALS		16,741,122
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	187,000	682,550
Verizon Communications, Inc.	255,900	8,050,614
		8,733,164
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	55,358	2,031,085
Sprint Nextel Corp. (a)	362,500	1,344,875
		3,375,960
TOTAL TELECOMMUNICATION SERVICES		12,109,124
Common Stocks - continued
	Shares	Value
UTILITIES - 1.7%
Electric Utilities - 0.9%
Entergy Corp.	29,500	$ 2,320,175
FirstEnergy Corp.	79,900	3,442,092
		5,762,267
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	65,100	2,071,482
Dynegy, Inc. Class A (a)	384,700	696,307
		2,767,789
Multi-Utilities - 0.4%
Sempra Energy	50,600	2,688,884
TOTAL UTILITIES		11,218,940
TOTAL COMMON STOCKS (Cost $402,994,732)		428,353,087
Preferred Stocks - 18.1%

Convertible Preferred Stocks - 5.7%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
Autoliv, Inc. 8.00%	18,800	1,048,476
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	24,000	844,560
Media - 0.5%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	139,178
Interpublic Group of Companies, Inc. 5.25%	4,236	2,872,813
		3,011,991
TOTAL CONSUMER DISCRETIONARY		4,905,027
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Archer Daniels Midland Co. 6.25%	4,700	198,199
Bunge Ltd. 5.125%	792	486,454
		684,653
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 4.50%	20,700	1,575,788
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.:
4.99% (f)	2,000	$ 1,776,100
4.99%	592	525,726
SandRidge Energy, Inc. 8.50% (a)(f)	3,000	418,320
		4,295,934
FINANCIALS - 1.6%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	15,300	518,364
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	750,442
KeyCorp Series A, 7.75%	9,000	751,860
Regions Financial Corp. 10.00%	1,032	1,425,450
Wells Fargo & Co. 7.50%	2,990	2,652,220
		5,579,972
Diversified Financial Services - 0.5%
AMG Capital Trust I 5.10%	5,800	226,200
Bank of America Corp. Series L, 7.25%	1,139	970,998
Dole Food Automatic Common Exchange Security Trust 7.00% (a)(f)	12,000	137,520
United Rentals Trust I 6.50% QUIPS	72,800	2,047,864
		3,382,582
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	76,500
HRPT Properties Trust 6.50%	34,390	563,136
Simon Property Group, Inc. 6.00%	2,100	130,662
		770,298
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (a)(f)	2,700	270,000
12.00% (a)(f)	1,000	100,000
		370,000
TOTAL FINANCIALS		10,621,216
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	2,873	$ 2,303,255
Omnicare Capital Trust II Series B, 4.00%	5,100	179,928
		2,483,183
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	612	683,145
TOTAL HEALTH CARE		3,166,328
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,700	1,989,900
MATERIALS - 0.7%
Chemicals - 0.6%
Celanese Corp. 4.25%	93,100	3,537,800
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	7,400	876,456
TOTAL MATERIALS		4,414,256
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 6.25% PIERS	6,300	368,550
UTILITIES - 1.0%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	3,300	166,353
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. 4.00% (f)	1,650	1,975,050
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,683,000
TOTAL UTILITIES		6,824,403
TOTAL CONVERTIBLE PREFERRED STOCKS		37,270,267
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 12.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	$ 836,000
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,870,000
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. (depositary shares) Series B, 5.68%	19,375	1,937,500
FINANCIALS - 6.3%
Capital Markets - 2.0%
BNY Capital V 5.95%	115,000	2,854,300
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	2,765,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	853,200
Series D, 4.00%	200,000	4,036,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,582,400
		13,090,900
Commercial Banks - 1.7%
Barclays Bank PLC Series 2 6.625%	40,000	768,400
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	2,400,000
Keycorp Capital IX 6.75%	6,882	130,345
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	410,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	760,000
6.50%	40,000	926,000
6.80%	160,000	3,691,200
USB Capital XII 6.30%	80,000	1,748,000
		10,834,745
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	47,052
Diversified Financial Services - 0.6%
Bank of America Corp.:
Series D, 6.204%	20,000	354,800
Series H, 8.20%	56,015	1,232,330
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	415,800
General Electric Capital Corp. 6.05%	40,000	967,600
GMAC, Inc. 7.00% (a)(f)	25	15,063
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
RBS Capital Funding Trust V Series E 5.90%	20,000	$ 205,200
RBS Capital Funding Trust VII Series G 6.08%	40,400	412,080
		3,602,873
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	836,000
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,726,150
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,963,750
Series C, 7.00%	100,000	1,915,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	490,000
Public Storage Series M, 6.625%	50,000	1,135,000
Vornado Realty Trust Series E, 7.00%	40,000	900,400
		9,130,300
Thrifts & Mortgage Finance - 0.5%
Fannie Mae:
Series E, 5.10% (a)	27,562	41,343
Series H, 5.81% (a)	71,200	86,864
Series I, 5.375% (a)	5,000	7,000
Series L, 5.125% (a)	140,900	156,399
Series N, 5.50% (a)	92,650	106,548
Series O, 7.00% (a)	42,200	35,870
Series R, 7.65% (a)	40,000	27,200
Series T, 8.25% (a)	40,000	27,600
Freddie Mac:
Series F, 5.00% (a)	68,500	89,735
Series H, 5.10% (a)	10,300	13,699
Series K, 5.79% (a)	25,200	32,508
Series O, 5.81% (a)	19,500	27,495
Series R, 5.70% (a)	117,000	147,420
Series S, 0.00% (a)	10,000	11,200
Series U, 5.90% (a)	40,000	28,800
Series V, 5.57% (a)	566,000	384,880
Series W, 5.66% (a)	161,600	108,272
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,996,000
		3,328,833
TOTAL FINANCIALS		40,870,703
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	$ 814,275
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,245,632
UTILITIES - 4.5%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	140,000
5.20%	57,300	1,317,327
5.625%	80,000	1,832,504
6.45%	80,000	2,005,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	900,000
Duquesne Light Co. 6.50%	66,050	2,972,250
FPL Group Capital Trust I 5.875%	20,000	508,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,576,800
Mid-American Energy Co. 4.40%	5,000	380,938
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,454,650
Series D 5.00%	69,200	1,491,260
PPL Electric Utilities Corp. 6.25%	190,000	4,470,947
Southern California Edison Co.:
6.125%	35,000	3,080,000
Series C:
4.24%	34,600	614,150
6.00%	20,000	1,800,626
Series D, 4.32%	15,000	274,500
		24,818,952
Independent Power Producers & Energy Traders - 0.1%
Heco Capital Trust III 6.50%	12,000	285,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	$ 2,255,595
San Diego Gas & Electric Co. 1.70%	67,548	1,732,606
		3,988,201
TOTAL UTILITIES		29,092,273
TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,666,383
TOTAL PREFERRED STOCKS (Cost $172,764,959)		117,936,650
Preferred Securities - 1.0%
	Principal Amount
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	2,096,358
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	112,060
		2,208,418
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,021,094
TOTAL PREFERRED SECURITIES (Cost $6,755,957)		6,229,512
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.21% (h)	5,601,191	5,601,191
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(h)	5,122,068	5,122,068
TOTAL MONEY MARKET FUNDS (Cost $10,723,259)		10,723,259
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	$ 34,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $680,057,221)		656,070,169
NET OTHER ASSETS - (0.7)%		(4,539,777)
NET ASSETS - 100%		$ 651,530,392
Security Type Abbreviations

PIERS	-	Preferred Income Equity Redeemable Securities
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,687,069 or 3.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,924
Banc of America Securities LLC	3,847
Bank of America, NA	1,924
Barclays Capital, Inc.	3,847
Credit Suisse Securities (USA) LLC	2,452
Deutsche Bank Securities, Inc.	4,031
HSBC Securities (USA), Inc.	5,394
ING Financial Markets LLC	962
J.P. Morgan Securities, Inc.	1,924
Mizuho Securities USA, Inc.	1,924
Morgan Stanley & Co., Inc.	1,924
Societe Generale, New York Branch	3,847
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,594
Fidelity Securities Lending Cash Central Fund	32,893
Total	$ 83,487
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,340,752	$ 45,456,291	$ 5,884,461	$ -
Consumer Staples	14,530,448	10,975,795	3,554,653	-
Energy	56,729,386	50,495,952	6,233,434	-
Financials	229,978,907	219,297,733	10,681,174	-
Health Care	33,020,052	29,853,724	3,166,328	-
Industrials	32,938,098	32,938,098	-	-
Information Technology	41,923,519	39,933,619	1,989,900	-
Materials	21,969,653	16,924,136	5,045,517	-
Telecommunication Services	16,723,306	16,354,756	368,550	-
Utilities	47,135,616	22,728,948	24,406,668	-
Corporate Bonds	92,793,661	-	92,793,561	100
Preferred Securities	6,229,512	-	6,229,512	-
Money Market Funds	10,723,259	10,723,259	-	-
Cash Equivalents	34,000	-	34,000	-
Total Investments in Securities:	$ 656,070,169	$ 495,682,311	$ 160,387,758	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,000,000
Total Realized Gain (Loss)	964,683
Total Unrealized Gain (Loss)	691,612
Cost of Purchases	-
Proceeds of Sales	(2,537,683)
Amortization/Accretion	-
Transfers in/out of Level 3	(1,118,512)
Ending Balance	$ 100
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.7%
BBB	2.7%
BB	2.4%
B	3.3%
CCC,CC,C	1.9%
Not Rated	2.2%
Equities	83.8%
Short-Term Investments and Net Other Assets	1.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2009, the fund had a capital loss carryforward of approximately $281,780,088 of which $132,429,856 and $149,350,232 will expire on November 30, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2009

Assets
Investment in securities, at value (including securities loaned of $5,197,160 and repurchase agreements of $34,000) - See accompanying schedule: Unaffiliated issuers (cost $669,333,962)	$ 645,346,910
Fidelity Central Funds (cost $10,723,259)	10,723,259
Total Investments (cost $680,057,221)		$ 656,070,169
Cash		11,865
Receivable for investments sold		1,924,098
Receivable for fund shares sold		505,065
Dividends receivable		1,260,029
Interest receivable		787,198
Distributions receivable from Fidelity Central Funds		3,512
Prepaid expenses		2,532
Other receivables		5,919
Total assets		660,570,387

Liabilities
Payable for investments purchased	$ 1,080,855
Payable for fund shares redeemed	2,221,062
Accrued management fee	305,489
Distribution fees payable	87,752
Other affiliated payables	161,751
Other payables and accrued expenses	61,018
Collateral on securities loaned, at value	5,122,068
Total liabilities		9,039,995

Net Assets		$ 651,530,392
Net Assets consist of:
Paid in capital		$ 980,106,613
Undistributed net investment income		3,273,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(307,862,266)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(23,987,115)
Net Assets		$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,579,984 ÷ 8,169,896 shares)	$ 9.13

Maximum offering price per share (100/94.25 of $9.13)	$ 9.69
Class T: Net Asset Value and redemption price per share ($60,133,562 ÷ 6,591,736 shares)	$ 9.12

Maximum offering price per share (100/96.50 of $9.12)	$ 9.45
Class B: Net Asset Value and offering price per share ($16,097,999 ÷ 1,769,141 shares)A	$ 9.10

Class C: Net Asset Value and offering price per share ($39,920,425 ÷ 4,382,715 shares)A	$ 9.11

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($444,401,159 ÷ 48,502,387 shares)	$ 9.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,397,263 ÷ 1,791,882 shares)	$ 9.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2009

Investment Income
Dividends		$ 19,779,979
Interest		4,723,801
Income from Fidelity Central Funds		83,487
Total income		24,587,267

Expenses
Management fee	$ 3,229,093
Transfer agent fees	1,673,840
Distribution fees	964,602
Accounting and security lending fees	222,062
Custodian fees and expenses	50,637
Independent trustees' compensation	2,090
Registration fees	82,323
Audit	58,345
Legal	2,769
Miscellaneous	60,380
Total expenses before reductions	6,346,141
Expense reductions	(30,012)	6,316,129
Net investment income (loss)		18,271,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(96,063,192)
Foreign currency transactions	(642)
Total net realized gain (loss)		(96,063,834)
Change in net unrealized appreciation (depreciation) on: Investment securities	255,362,827
Assets and liabilities in foreign currencies	572
Total change in net unrealized appreciation (depreciation)		255,363,399
Net gain (loss)		159,299,565
Net increase (decrease) in net assets resulting from operations		$ 177,570,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2009	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,271,138	$ 25,756,689
Net realized gain (loss)	(96,063,834)	(200,162,356)
Change in net unrealized appreciation (depreciation)	255,363,399	(389,117,706)
Net increase (decrease) in net assets resulting from operations	177,570,703	(563,523,373)
Distributions to shareholders from net investment income	(17,557,434)	(29,829,746)
Distributions to shareholders from net realized gain	-	(76,044,131)
Total distributions	(17,557,434)	(105,873,877)
Share transactions - net increase (decrease)	(106,204,695)	(410,318,849)
Total increase (decrease) in net assets	53,808,574	(1,079,716,099)

Net Assets
Beginning of period	597,721,818	1,677,437,917
End of period (including undistributed net investment income of $3,273,160 and undistributed net investment income of $1,677,155, respectively)	$ 651,530,392	$ 597,721,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Income from Investment Operations
Net investment income (loss) C	.23	.23	.20	.19	.18
Net realized and unrealized gain (loss)	2.25	(5.77)	.28	1.61	1.10
Total from investment operations	2.48	(5.54)	.48	1.80	1.28
Distributions from net investment income	(.22)	(.26)	(.20)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.22)	(.87)	(.86)	(.32)	(.19)
Net asset value, end of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Total Return A, B	37.12%	(44.44)%	3.59%	15.01%	11.63%
Ratios to Average Net Assets D, F
Expenses before reductions	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of fee waivers, if any	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of all reductions	1.21%	1.11%	1.09%	1.14%	1.13%
Net investment income (loss)	3.08%	2.05%	1.49%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,580	$ 70,691	$ 166,554	$ 70,083	$ 38,886
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Income from Investment Operations
Net investment income (loss) C	.21	.20	.17	.17	.16
Net realized and unrealized gain (loss)	2.25	(5.75)	.27	1.59	1.09
Total from investment operations	2.46	(5.55)	.44	1.76	1.25
Distributions from net investment income	(.21)	(.23)	(.16)	(.16)	(.16)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.21)	(.84)	(.82)	(.29)	(.16)
Net asset value, end of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Total Return A, B	36.63%	(44.51)%	3.34%	14.70%	11.43%
Ratios to Average Net Assets D, F
Expenses before reductions	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of all reductions	1.45%	1.35%	1.32%	1.35%	1.35%
Net investment income (loss)	2.84%	1.81%	1.27%	1.31%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,134	$ 58,677	$ 158,962	$ 119,834	$ 79,920
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.17	.14	.09	.09	.09
Net realized and unrealized gain (loss)	2.25	(5.75)	.28	1.59	1.09
Total from investment operations	2.42	(5.61)	.37	1.68	1.18
Distributions from net investment income	(.17)	(.16)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.17)	(.77)	(.75)	(.21)	(.10)
Net asset value, end of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Total Return A, B	36.06%	(44.88)%	2.79%	14.05%	10.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.98%	1.92%	1.91%	1.96%	1.96%
Expenses net of fee waivers, if any	1.98%	1.92%	1.91%	1.96%	1.95%
Expenses net of all reductions	1.98%	1.91%	1.91%	1.96%	1.93%
Net investment income (loss)	2.31%	1.25%	.67%	.70%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,098	$ 15,375	$ 37,288	$ 23,992	$ 19,744
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.18	.14	.10	.10	.10
Net realized and unrealized gain (loss)	2.25	(5.75)	.27	1.58	1.09
Total from investment operations	2.43	(5.61)	.37	1.68	1.19
Distributions from net investment income	(.17)	(.16)	(.09)	(.09)	(.10)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.17)	(.77)	(.75)	(.22)	(.10)
Net asset value, end of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Total Return A, B	36.15%	(44.87)%	2.84%	14.05%	10.85%
Ratios to Average Net Assets D, F
Expenses before reductions	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of fee waivers, if any	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of all reductions	1.96%	1.88%	1.85%	1.88%	1.87%
Net investment income (loss)	2.33%	1.29%	.74%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,920	$ 42,499	$ 106,122	$ 75,301	$ 49,713
Portfolio turnover rate E	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Strategic Dividend and Income

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Income from Investment Operations
Net investment income (loss) B	.26	.26	.25	.24	.22
Net realized and unrealized gain (loss)	2.25	(5.78)	.27	1.60	1.11
Total from investment operations	2.51	(5.52)	.52	1.84	1.33
Distributions from net investment income	(.25)	(.30)	(.23)	(.23)	(.22)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.25)	(.91)	(.89)	(.36)	(.22)
Net asset value, end of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Total Return A	37.37%	(44.24)%	3.92%	15.33%	12.08%
Ratios to Average Net Assets C, E
Expenses before reductions	.93%	.81%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.93%	.81%	.79%	.80%	.82%
Expenses net of all reductions	.92%	.81%	.78%	.79%	.79%
Net investment income (loss)	3.36%	2.35%	1.80%	1.87%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113
Portfolio turnover rate D	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Income from Investment Operations
Net investment income (loss) B	.25	.26	.24	.23	.22
Net realized and unrealized gain (loss)	2.26	(5.77)	.28	1.59	1.10
Total from investment operations	2.51	(5.51)	.52	1.82	1.32
Distributions from net investment income	(.25)	(.30)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	(.61)	(.66)	(.13)	-
Total distributions	(.25)	(.91)	(.89)	(.35)	(.22)
Net asset value, end of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Total Return A	37.44%	(44.23)%	3.94%	15.24%	11.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.91%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.91%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.91%	.83%	.80%	.82%	.81%
Net investment income (loss)	3.38%	2.34%	1.78%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,397	$ 18,141	$ 36,369	$ 13,771	$ 9,798
Portfolio turnover rate D	100%	114%	90%	125%	64%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2009

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend and Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, January 19, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of November 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,363,095
Gross unrealized depreciation	(120,835,193)
Net unrealized appreciation (depreciation)	$ (49,472,098)

Tax Cost	$ 705,542,267

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,676,029
Capital loss carryforward	$ (281,780,088)
Net unrealized appreciation (depreciation)	$ (49,472,161)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2009	November 30, 2008
Ordinary Income	$ 17,557,434	$ 51,009,278
Long-term Capital Gains	-	54,864,599
Total	$ 17,557,434	$ 105,873,877

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $567,639,173 and $668,176,148, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 166,394	$ 4,031
Class T	.25%	.25%	273,722	522
Class B	.75%	.25%	148,170	111,385
Class C	.75%	.25%	376,316	27,048
			$ 964,602	$ 142,986

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,623
Class T	6,702
Class B*	46,444
Class C*	2,316
$ 79,085

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 211,002.32
Class T	168,219.31
Class B	50,086.34
Class C	119,662.32
Strategic Dividend and Income	1,082,950.28
Institutional Class	41,921.27
	$ 1,673,840

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,592 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,067 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Annual Report

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32,893.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $30,012 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2009	2008
From net investment income
Class A	$ 1,975,781	$ 3,230,213
Class T	1,498,984	2,477,400
Class B	333,700	418,059
Class C	833,995	1,228,715
Strategic Dividend and Income	12,390,826	21,658,876
Institutional Class	524,148	816,483
Total	$ 17,557,434	$ 29,829,746

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended November 30,	2009	2008
From net realized gain
Class A	$ -	$ 7,739,913
Class T	-	7,183,781
Class B	-	1,725,963
Class C	-	4,866,308
Strategic Dividend and Income	-	52,877,519
Institutional Class	-	1,650,647
Total	$ -	$ 76,044,131

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2009	2008	2009	2008
Class A
Shares sold	1,456,773	3,319,824	$ 11,169,980	$ 38,753,583
Reinvestment of distributions	242,636	815,447	1,717,704	9,796,514
Shares redeemed	(3,819,463)	(6,388,586)	(27,537,301)	(67,574,934)
Net increase (decrease)	(2,120,054)	(2,253,315)	$ (14,649,617)	$ (19,024,837)
Class T
Shares sold	689,440	1,080,061	$ 4,953,988	$ 12,422,009
Reinvestment of distributions	187,994	714,773	1,326,850	8,638,603
Shares redeemed	(2,832,833)	(5,232,896)	(20,002,560)	(54,907,682)
Net increase (decrease)	(1,955,399)	(3,438,062)	$ (13,721,722)	$ (33,847,070)
Class B
Shares sold	230,872	365,921	$ 1,641,555	$ 4,134,888
Reinvestment of distributions	40,129	145,154	280,676	1,761,098
Shares redeemed	(746,386)	(1,085,711)	(5,395,642)	(11,650,605)
Net increase (decrease)	(475,385)	(574,636)	$ (3,473,411)	$ (5,754,619)
Class C
Shares sold	529,694	1,138,047	$ 4,019,278	$ 13,142,979
Reinvestment of distributions	95,880	398,516	670,764	4,839,623
Shares redeemed	(2,444,886)	(3,354,748)	(17,406,771)	(35,492,461)
Net increase (decrease)	(1,819,312)	(1,818,185)	$ (12,716,729)	$ (17,509,859)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2009	2008	2009	2008
Strategic Dividend and Income
Shares sold	7,446,408	7,634,377	$ 61,455,928	$ 87,326,128
Reinvestment of distributions	1,520,981	5,520,287	10,836,576	66,760,848
Shares redeemed	(17,361,200)	(44,199,145)	(128,136,969)	(487,932,459)
Net increase (decrease)	(8,393,811)	(31,044,481)	$ (55,844,465)	$ (333,845,483)
Institutional Class
Shares sold	300,201	942,187	$ 2,210,457	$ 10,429,556
Reinvestment of distributions	50,635	142,399	360,319	1,705,367
Shares redeemed	(1,193,036)	(1,182,288)	(8,369,527)	(12,471,904)
Net increase (decrease)	(842,200)	(97,702)	$ (5,798,751)	$ (336,981)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Strategic Dividend & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Dividend & Income Fund (a fund of Fidelity Fixed-Income Trust) at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Dividend & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

Institutional Class designates 29%, 63%, 61%, and 59% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 31%, 70%, 69%, and 67% of the dividends distributed in December 2008, April 2009, July 2009, and October 2009, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Strategic Dividend & Income (retail class) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Fidelity Strategic Dividend & Income (retail class) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Dividend & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Strategic Dividend & Income (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Fidelity Strategic Dividend & Income (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Strategic Dividend & Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Institutional Class, and Fidelity Strategic Dividend & Income (retail class) ranked below its competitive median for 2008 and the total expenses of each of Class T, Class B, and Class C ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-UANN-0110
1.802531.105

Item 2. Code of Ethics

As of the end of the period, November 30, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the "Fund"):

Services Billed by PwC

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$47,000	$-	$6,400	$1,900

November 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$41,000	$-	$3,900	$2,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2009A	November 30, 2008A
Audit-Related Fees	$2,755,000	$2,360,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2009 A	November 30, 2008 A
PwC	$4,420,000	$3,310,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2010